UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2016

Date of reporting period:	2/29/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Prudential Short Duration High Yield Income Fund

SEMIANNUAL REPORT	FEBRUARY 29, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: To provide a high level of current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short Duration High Yield Income Fund informative and useful. The report covers performance for the six-month period that ended February 29, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short Duration High Yield Income Fund

April 15, 2016

Prudential Short Duration High Yield Income Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/29/16
	Six Months (%)	One Year (%)	Since Inception (%)
Class A	–0.88	–0.57	8.03 (10/26/12)
Class C	–1.13	–1.30	5.34 (10/26/12)
Class Q	–0.71	–0.22	0.82 (10/27/14)
Class Z	–0.75	–0.31	8.96 (10/26/12)
Barclays US High Yield Ba/B Rated 1–5 Yr 1% Capped Index	–4.43	–6.18	—
Lipper High Yield Funds Average	–5.40	–7.58	—

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Since Inception (%)
Class A		–2.06	1.84 (10/26/12)
Class C		–0.47	2.06 (10/26/12)
Class Q		1.58	1.98 (10/27/14)
Class Z		1.38	3.09 (10/26/12)
Barclays US High Yield Ba/B Rated 1–5 Yr 1% Capped Index		–2.84	—
Lipper High Yield Funds Average		–4.01	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None	None

Benchmark Definitions

Barclays US High Yield Ba/B Rated 1–5 Year 1% Capped Index—The Barclays US High Yield Ba/B Rated 1–5 Year 1% Capped Index (Capped Index) represents the performance of US short duration, higher-rated high yield bonds. The cumulative total returns for the Capped Index measured from the month-end closest to the inception date for Class A, C, and Z shares through 2/29/16 are 6.28% and –5.48% for Class Q shares. The average annual total return for the Capped Index measured from the month-end closest to the inception date for Class A, C, and Z shares through 3/31/16 is 2.76% and –1.68% for Class Q shares.

Lipper High Yield Funds Average—The Lipper High Yield Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date for Class A, C, and Z shares through 2/29/16 are 4.65% and –7.34% for Class Q shares. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class A, C, and Z shares through 3/31/16 is 2.35% and –2.95% for Class Q shares.

Prudential Short Duration High Yield Income Fund	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Capped Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Capped Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Credit Quality expressed as a percentage of total investments as of 2/29/16 (%)
BBB	4.5
BB	46.1
B	39.4
CCC	6.9
Not Rated	0.3
Cash/Cash Equivalents	2.8
Total Investments	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 2/29/16
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** ($)
Class A	0.29	5.82	5.82
Class C	0.26	5.27	5.27
Class Q	0.31	6.36	6.36
Class Z	0.30	6.27	6.27

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2015, at the beginning of the period, and held through the six-month period ended February 29, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Short Duration High Yield Income Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short Duration High Yield Income Fund		Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$991.20	1.11%	$5.50
	Hypothetical	$1,000.00	$1,019.34	1.11%	$5.57
Class C	Actual	$1,000.00	$998.70	1.86%	$9.20
	Hypothetical	$1,000.00	$1,015.61	1.86%	$9.32
Class Q	Actual	$1,000.00	$992.90	0.76%	$3.77
	Hypothetical	$1,000.00	$1,021.08	0.76%	$3.82
Class Z	Actual	$1,000.00	$992.50	0.86%	$4.26
	Hypothetical	$1,000.00	$1,020.59	0.86%	$4.32

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2016, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended February 29, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.11	1.11
C	1.86	1.86
Q	0.76	0.76
Z	0.86	0.86

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Short Duration High Yield Income Fund	9

Portfolio of Investments (unaudited)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 94.6%

BANK LOANS(a) 3.0%

Building Materials & Construction 0.2%
Materis CHRYSO SA (France)	4.750%	08/13/21	EUR 3,000	$3,180,616

Cable 0.1%
CSC Holdings LLC	3.107	04/17/20	1,496	1,482,448

Chemicals 0.9%
Axalta Coating Systems US Holdings, Inc.	3.750	02/01/20	2,237	2,209,723
MacDermid, Inc.	5.500	06/07/20	11,783	10,722,412

				12,932,135

Foods 0.4%
Agrokor DD Spv2 (Croatia), PIK	9.500	06/04/18	EUR 4,000	4,103,390
Jacobs Douwe Egberts (Netherlands)	4.250	07/02/22	EUR 1,447	1,544,793

				5,648,183

Metals 0.2%
Murray Energy Corp.	7.500	04/16/20	5,969	2,382,193

Supermarkets 0.2%
Albertson’s LLC	5.500	03/21/19	3,299	3,247,631

Technology 0.7%
BMC Software Finance, Inc.	5.000	09/10/20	7,611	6,069,487
Kronos, Inc.	9.750	04/30/20	3,541	3,431,668

				9,501,155

Telecommunications 0.3%
Communications Sales & Leasing, Inc.	5.000	10/24/22	4,627	4,302,877

TOTAL BANK LOANS (cost $50,499,131)				42,677,238

CORPORATE BONDS 91.5%

Airlines 1.0%
Continental Airlines Pass-Through Trust, Pass-Through Certificates, Series 2012-3, Class C	6.125	04/29/18	6,725	6,943,562
United Airlines Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636	07/02/22	7,109	7,464,343

				14,407,905

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	11

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Auto Manufacturers 0.3%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(b)	4.500%	04/15/20	1,925	$1,896,125
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250	11/15/19	2,125	2,135,625

				4,031,750

Auto Parts & Equipment 1.3%
American Axle & Manufacturing, Inc.,
Gtd. Notes	5.125	02/15/19	1,282	1,272,385
Gtd. Notes	7.750	11/15/19	7,188	7,655,220
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, PIK, 144A	6.250	11/15/19	2,350	2,446,937
Sr. Sec’d. Notes, PIK, 144A	6.875	08/15/18	6,425	6,585,625
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(b)	4.000	04/29/20	500	503,125

				18,463,292

Beverages 0.6%
Cott Beverages, Inc. (Canada), Gtd. Notes(b)	6.750	01/01/20	8,625	9,077,813

Building Materials 2.8%
Cemex Espana SA Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.875	04/30/19	4,000	4,198,400
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	9.500	06/15/18	2,500	2,650,000
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,475,000; purchased 02/18/16)(c)(d)	5.125	02/15/21	1,475	1,504,500
Summit Materials LLC/Summit Materials Finance Corp., Sr. Unsec’d. Notes, 144A	8.500	04/15/22	3,550	3,532,250
U.S. Concrete, Inc., Sr. Sec’d. Notes(b)	8.500	12/01/18	15,575	16,120,125
USG Corp.,
Sr. Unsec’d. Notes(b)	6.300	11/15/16	4,090	4,217,812
Sr. Unsec’d. Notes	9.750	01/15/18	7,000	7,796,250

				40,019,337

Chemicals 2.8%
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A(b)	7.375	05/01/21	25,130	26,700,625
Chemtura Corp., Gtd. Notes(b)	5.750	07/15/21	2,991	2,946,135
Hexion, Inc., Sr. Sec’d. Notes	8.875	02/01/18	3,750	2,484,375

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	2,980	$2,801,200
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $6,917,735; purchased 01/31/13 - 06/30/14)(c)(d)	7.500	02/15/19	6,583	5,068,910

				40,001,245

Commercial Services 2.4%
Hertz Corp. (The), Gtd. Notes(b)	7.500	10/15/18	5,716	5,787,450
Laureate Education, Inc., Gtd. Notes, 144A(b)	9.250	09/01/19	6,700	3,417,000
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000	05/15/18	9,272	9,387,900
Service Corp. International, Sr. Unsec’d. Notes	7.625	10/01/18	11,770	13,123,550
United Rentals North America, Inc., Gtd. Notes(b)	8.250	02/01/21	2,364	2,482,200

				34,198,100

Computers 0.3%
Denali International LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A	5.625	10/15/20	3,800	3,997,562

Distribution/Wholesale 0.6%
HD Supply, Inc., Gtd. Notes	11.500	07/15/20	7,500	8,287,500
Rexel SA (France), Sr. Unsec’d. Notes, 144A	5.250	06/15/20	875	879,375

				9,166,875

Diversified Financial Services 2.2%
Ally Financial, Inc., Sub. Notes	8.000	12/31/18	2,550	2,773,125
CoreLogic, Inc., Gtd. Notes	7.250	06/01/21	7,141	7,417,714
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.875	09/01/17	1,600	1,718,000
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875	03/15/20	1,750	1,478,750
Navient Corp.,
Sr. Unsec’d. Notes, MTN	8.000	03/25/20	150	148,125
Sr. Unsec’d. Notes, MTN(b)	8.450	06/15/18	7,350	7,832,380
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750	12/15/19	10,075	9,533,469

				30,901,563

Electric 4.4%
AES Corp.,
Sr. Unsec’d. Notes(b)	3.635(a)	06/01/19	1,725	1,638,750
Sr. Unsec’d. Notes(b)	7.375	07/01/21	2,772	2,889,810
Sr. Unsec’d. Notes(b)	8.000	06/01/20	182	199,745

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	13

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
DPL, Inc.,
Sr. Unsec’d. Notes	6.500%	10/15/16		405	$410,063
Sr. Unsec’d. Notes	6.750	10/01/19		2,997	3,004,492
Sr. Unsec’d. Notes(b)	7.250	10/15/21		5,350	5,256,375
Dynegy, Inc., Gtd. Notes(b)	6.750	11/01/19		13,750	12,744,531
GenOn Energy, Inc., Sr. Unsec’d. Notes	7.875	06/15/17		3,750	3,121,875
Sr. Unsec’d. Notes(b)	9.500	10/15/18		6,453	4,194,450
Sr. Unsec’d. Notes(b)	9.875	10/15/20		3,463	2,095,115
Melton Renewable Energy PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.750	02/01/20	GBP	2,093	2,883,315
Mirant Mid-Atlantic Trust, Pass-Through Certificates, Series B	9.125	06/30/17		5,307	5,068,385
NRG Energy, Inc., Gtd. Notes(b)	7.625	01/15/18		12,500	12,953,125
Gtd. Notes(b)	7.875	05/15/21		2,000	1,887,500
Gtd. Notes(b)	8.250	09/01/20		4,375	4,178,125
NRG REMA LLC, Pass-Through Certificates, Series B(c)(e)	9.237	07/02/17		251	246,428

					62,772,084

Electrical Components & Equipment 0.7%
Anixter, Inc., Gtd. Notes	5.625	05/01/19		6,776	7,080,920
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500	10/15/17		3,150	3,118,500

					10,199,420

Electronics 0.2%
Jabil Circuit, Inc., Sr. Unsec’d. Notes	7.750	07/15/16		150	152,813
Sr. Unsec’d. Notes	8.250	03/15/18		2,300	2,489,750

					2,642,563

Engineering & Construction 0.2%
Michael Baker International LLC/CDL Acquisition Co., Inc., Sr. Sec’d. Notes, 144A	8.250	10/15/18		3,260	2,771,000

Entertainment 8.1%
CCM Merger, Inc., Gtd. Notes, 144A (original cost $9,593,650; purchased 09/04/13 - 02/08/16)(b)(c)(d)	9.125	05/01/19		9,105	9,264,337

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(b)	5.250%	03/15/21		10,040	$10,378,850
Cinemark USA, Inc., Gtd. Notes(b)	7.375	06/15/21		5,875	6,154,063
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	4.375	11/01/18		6,425	6,465,156
Gtd. Notes(b)	4.875	11/01/20		7,748	7,842,526
Greektown Holdings LLC/Greektown Mothership Corp., Sr. Sec’d. Notes, 144A(c)	8.875	03/15/19		4,992	4,867,200
Isle of Capri Casinos, Inc., Gtd. Notes	8.875	06/15/20		17,717	18,602,850
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $8,784,018; purchased 07/30/13 - 08/04/15)(c)(d)	5.000	08/01/18		8,567	8,652,670
National CineMedia LLC, Sr. Sec’d. Notes	6.000	04/15/22		1,275	1,326,000
Sr. Unsec’d. Notes	7.875	07/15/21		5,500	5,706,250
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes, 144A	8.375	02/15/18		13,021	13,216,315
Penn National Gaming, Inc., Sr. Unsec’d. Notes(b)	5.875	11/01/21		900	875,808
Pinnacle Entertainment, Inc., Gtd. Notes	7.500	04/15/21		5,400	5,616,000
Gtd. Notes(b)	8.750	05/15/20		5,966	6,227,012
Scientific Games Corp., Gtd. Notes(b)	8.125	09/15/18		12,360	9,640,800

					114,835,837

Food 2.8%
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250	10/05/16		2,900	2,972,500
Diamond Foods, Inc., Gtd. Notes, 144A	7.000	03/15/19		11,360	11,757,600
Iceland Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.841(a)	07/15/20	GBP	2,254	2,613,306
JBS SA (Brazil), Sr. Unsec’d. Notes, 144A	10.500	08/04/16		1,940	1,983,650
Sr. Unsec’d. Notes, RegS	10.500	08/04/16		1,500	1,533,750
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $6,201,914; purchased 06/17/14 - 12/09/15)(c)(d)	7.250	06/01/21		5,827	5,637,623
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000	11/01/19		7,230	7,609,575
Smithfield Foods, Inc., Sr. Unsec’d. Notes	7.750	07/01/17		2,825	3,008,625
Sr. Unsec’d. Notes, 144A	5.250	08/01/18		2,702	2,749,285

					39,865,914

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	15

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Food Service 0.1%
Aramark Services, Inc., Gtd. Notes(b)	5.750%	03/15/20		907	$936,478

Forest Products & Paper 0.5%
Smurfit Kappa Acquisitions (Ireland), Gtd. Notes, 144A	4.875	09/15/18		4,150	4,286,950
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000	12/15/19		3,275	2,112,375

					6,399,325

Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	6.500	05/20/21		2,425	2,418,938

Healthcare-Products 1.4%
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A(b)	10.500	12/15/18		10,784	11,053,600
IDH Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(c)	5.573(a)	12/01/18	GBP	2,000	2,741,938
Sr. Sec’d. Notes, MTN, 144A	6.000	12/01/18	GBP	1,000	1,372,360
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(b)	4.875	04/15/20		5,375	5,321,250

					20,489,148

Healthcare-Services 5.7%
Centene Escrow Corp., Sr. Unsec’d. Notes, 144A	5.625	02/15/21		4,625	4,833,125
Cerba European Lab SAS (France), Sr. Sec’d. Notes, RegS	7.000	02/01/20	EUR	3,300	3,696,471
CHS/Community Health Systems, Inc., Gtd. Notes(b)	7.125	07/15/20		6,550	5,895,000
Gtd. Notes(b)	8.000	11/15/19		21,852	20,650,140
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250	02/15/21		2,000	2,115,000
HCA, Inc., Gtd. Notes	8.000	10/01/18		9,358	10,521,948
Sr. Sec’d. Notes	4.250	10/15/19		4,600	4,738,000
Kindred Healthcare, Inc., Gtd. Notes	8.000	01/15/20		7,382	6,828,350
Select Medical Corp., Gtd. Notes(b)	6.375	06/01/21		3,250	2,925,000
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	6.250	11/01/18		8,200	8,630,500
Sr. Unsec’d. Notes(b)	5.000	03/01/19		1,700	1,623,500
Sr. Unsec’d. Notes	6.750	02/01/20		2,300	2,208,000
Sr. Unsec’d. Notes(b)	8.000	08/01/20		1,000	1,010,000

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Voyage Care Bondco PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.500%	08/01/18	GBP	4,000	$5,428,758

					81,103,792

Holding Companies - Diversified 0.3%
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $4,679,875; purchased 06/26/14 - 08/04/14)(c)(d)	7.500	08/15/19		4,650	4,045,500

Home Builders 6.0%
Beazer Homes USA, Inc., Gtd. Notes(b)	5.750	06/15/19		5,925	4,769,625
Gtd. Notes	7.500	09/15/21		3,600	2,664,000
Sr. Sec’d. Notes(b)	6.625	04/15/18		14,596	14,668,980
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A(b)	6.500	12/15/20		5,675	5,164,250
CalAtlantic Group, Inc., Sr. Unsec’d. Notes	8.375	05/15/18		15,066	16,534,935
D.R. Horton, Inc., Gtd. Notes	6.500	04/15/16		100	100,338
KB Home, Gtd. Notes	4.750	05/15/19		14,729	14,066,195
Lennar Corp.,
Gtd. Notes(b)	4.500	06/15/19		4,200	4,318,104
Gtd. Notes(b)	4.500	11/15/19		8,125	8,373,787
Gtd. Notes	4.750	04/01/21		2,600	2,613,000
Gtd. Notes	6.950	06/01/18		125	133,750
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21		3,850	3,724,875
Toll Brothers Finance Corp., Gtd. Notes	4.000	12/31/18		500	511,250
William Lyon Homes, Inc., Gtd. Notes	5.750	04/15/19		1,227	1,116,570
Gtd. Notes	8.500	11/15/20		5,875	5,845,625

					84,605,284

Internet 0.7%
Ancestry.com, Inc., Gtd. Notes	11.000	12/15/20		8,126	8,552,615
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125	07/01/20		846	907,335

					9,459,950

Iron/Steel 1.5%
AK Steel Corp., Sr. Sec’d. Notes(b)	8.750	12/01/18		5,975	5,437,250
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	5.500	02/25/17		8,162	8,223,215
Sr. Unsec’d. Notes(b)	6.125	06/01/18		1,607	1,577,046
Sr. Unsec’d. Notes(b)	10.850	06/01/19		4,000	4,210,000
United States Steel Corp., Sr. Unsec’d. Notes(b)	7.000	02/01/18		1,926	1,521,540

					20,969,051

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	17

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Leisure Time 0.8%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A(b)	4.625%	11/15/20	3,225	$3,136,313
Sr. Unsec’d. Notes, 144A(b)	5.250	11/15/19	5,450	5,450,000
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250	03/15/18	2,000	2,135,000

				10,721,313

Lodging 3.7%
Boyd Gaming Corp., Gtd. Notes	9.000	07/01/20	2,550	2,690,250
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500	12/01/21	2,235	2,134,425
Hilton Worldwide Finance LLC, Gtd. Notes(b)	5.625	10/15/21	2,250	2,334,375
MGM Resorts International, Gtd. Notes	7.625	01/15/17	11,070	11,526,637
Gtd. Notes	8.625	02/01/19	13,481	15,267,232
Gtd. Notes	10.000	11/01/16	8,080	8,453,700
Station Casinos LLC, Gtd. Notes	7.500	03/01/21	8,950	9,341,563

				51,748,182

Machinery-Construction & Mining 0.3%
Terex Corp., Gtd. Notes(b)	6.000	05/15/21	2,230	2,107,350
Gtd. Notes	6.500	04/01/20	2,900	2,755,000

				4,862,350

Machinery-Diversified 0.9%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875	12/01/17	2,570	2,738,335
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $6,750,000; purchased 03/21/14 - 02/26/16)(c)(d)	8.750	12/15/19	7,000	6,492,500
SPX FLOW, Inc., Gtd. Notes	6.875	09/01/17	3,431	3,525,352

				12,756,187

Media 10.4%
AMC Networks, Inc., Gtd. Notes(b)	7.750	07/15/21	17,973	19,006,447
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	7.750	04/15/18	4,370	4,490,175
Sr. Unsec’d. Notes(b)	8.625	09/15/17	12,815	13,622,345
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	6.500	04/30/21	20,245	21,042,147
Gtd. Notes(b)	7.000	01/15/19	5,640	5,762,388
Gtd. Notes(b)	7.375	06/01/20	5,777	6,010,969

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media (cont’d.)
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	10,342	$10,122,232
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Series A	7.625	03/15/20	525	427,219
Cogeco Communications, Inc. (Canada), Gtd. Notes, 144A	4.875	05/01/20	1,340	1,353,400
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625	07/15/18	818	871,170
Sr. Unsec’d. Notes(b)	7.875	02/15/18	1,750	1,863,750
DISH DBS Corp., Gtd. Notes(b)	4.250	04/01/18	5,195	5,233,963
Gtd. Notes	4.625	07/15/17	3,000	3,067,500
Gtd. Notes(b)	7.875	09/01/19	5,509	5,967,569
Entercom Radio LLC, Gtd. Notes(b)	10.500	12/01/19	9,282	9,537,255
Harron Communications LP/Harron Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $12,018,750; purchased 04/14/15 - 06/24/15)(c)(d)	9.125	04/01/20	11,000	11,536,250
Numericable-SFR SAS (France), Sr. Sec’d. Notes, 144A(b)	4.875	05/15/19	4,675	4,672,663
Sinclair Television Group, Inc., Gtd. Notes	5.375	04/01/21	2,140	2,169,425
Gtd. Notes	6.375	11/01/21	1,404	1,456,650
Univision Communications, Inc., Gtd. Notes, 144A (original cost $4,634,875; purchased 09/08/15 - 02/17/16)(c)(d)	8.500	05/15/21	4,500	4,522,500
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250	11/15/21	13,533	14,328,381

				147,064,398

Mining 1.4%
Alamos Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750	04/01/20	500	423,750
Alcoa, Inc., Sr. Unsec’d. Notes	5.720	02/23/19	1,800	1,822,500
Sr. Unsec’d. Notes	6.750	07/15/18	4,000	4,170,000
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(b)	7.500	11/01/20	7,250	6,416,250
New Gold, Inc. (Canada), Gtd. Notes, 144A(b)	7.000	04/15/20	2,750	2,306,562
Teck Resources Ltd. (Canada), Gtd. Notes(b)	3.150	01/15/17	4,748	4,581,820

				19,720,882

Miscellaneous Manufacturing 1.7%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	4.750	04/15/19	6,650	5,303,375
Sr. Unsec’d. Notes, 144A(b)	7.500	03/15/18	1,586	1,514,630
Koppers, Inc., Gtd. Notes	7.875	12/01/19	16,827	16,574,595

				23,392,600

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	19

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Oil & Gas 0.4%
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%	08/01/20		1,600	$1,528,000
Western Refining, Inc., Gtd. Notes	6.250	04/01/21		2,447	1,957,600
WPX Energy, Inc., Sr. Unsec’d. Notes(b)	7.500	08/01/20		2,850	1,795,500

					5,281,100

Oil & Gas Services 0.2%
PHI, Inc., Gtd. Notes	5.250	03/15/19		650	533,000
SESI LLC, Gtd. Notes	6.375	05/01/19		2,925	1,996,313

					2,529,313

Packaging & Containers 5.3%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250	04/15/19		12,534	12,784,680
Ardagh Packaging Finance PLC (Ireland), Sr. Unsec’d. Notes, 144A(b)	9.125	10/15/20		2,000	2,065,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.250	01/31/19		1,400	1,368,500
Gtd. Notes, 144A	6.750	01/31/21		3,700	3,473,375
Gtd. Notes, 144A	9.125	10/15/20		6,842	7,055,812
Ball Corp., Gtd. Notes	3.500	12/15/20	EUR	1,450	1,624,712
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is (New Zealand), Gtd. Notes, 144A	6.000	06/15/17		1,625	1,618,906
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875	11/01/19		1,400	1,113,000
Greif, Inc., Sr. Unsec’d. Notes	6.750	02/01/17		4,262	4,400,515
Sr. Unsec’d. Notes(b)	7.750	08/01/19		10,960	12,138,200
Owens-Illinois, Inc., Gtd. Notes(b)	7.800	05/15/18		4,829	5,287,755
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A(b)	9.500	08/15/19		7,200	6,066,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $5,895,766; purchased 11/04/15 - 02/09/16)(c)(d)	6.500	10/01/21		6,002	5,761,920
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes(b)	9.875	08/15/19		6,850	7,055,500
Sealed Air Corp., Gtd. Notes, 144A(b)	6.500	12/01/20		2,365	2,648,800

					74,462,675

Pharmaceuticals 1.6%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A(b)	7.000	05/15/19		6,525	6,533,156
Valeant Pharmaceuticals International, Sr. Unsec’d. Notes, 144A	6.375	10/15/20		2,300	2,110,250

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A(b)	5.375%	03/15/20		7,925	$7,172,125
Gtd. Notes, 144A(b)	6.750	08/15/18		891	859,815
Gtd. Notes, 144A(b)	7.500	07/15/21		6,150	5,796,375

					22,471,721

Pipelines 0.2%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $3,247,125; purchased 01/10/13 - 05/26/15)(b)(c)(d)	6.000	01/15/19		3,100	2,898,500

Real Estate 0.5%
Grainger PLC (United Kingdom), Sr. Sec’d. Notes, RegS	5.000	12/16/20	GBP	3,150	4,478,036
Realogy Group LLC /Realogy Co-issuer Corp., Gtd. Notes, 144A	5.250	12/01/21		2,900	2,947,125

					7,425,161

Real Estate Investment Trusts (REITs) 0.5%
DuPont Fabros Technology LP, Gtd. Notes	5.875	09/15/21		4,150	4,316,000
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375	02/15/22		2,650	2,729,500

					7,045,500

Retail 3.2%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	6.750	05/20/20		1,000	1,015,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(b)	9.000	03/15/19		8,630	4,940,675
Dollar Tree, Inc., Gtd. Notes, 144A(b)	5.250	03/01/20		1,175	1,233,750
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20		2,950	2,566,500
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $1,126,438; purchased 12/10/13 - 01/03/14)(c)(d)	9.250	06/15/21		1,075	989,000
L Brands, Inc., Gtd. Notes	8.500	06/15/19		2,195	2,570,894
Landry’s, Inc., Gtd. Notes, 144A (original cost $19,741,557; purchased 05/27/14 - 02/22/16)(c)(d)	9.375	05/01/20		18,315	19,184,962
THOM Europe SAS (France), Sr. Sec’d. Notes, 144A	7.375	07/15/19	EUR	6,000	6,722,945
Yum! Brands, Inc., Sr. Unsec’d. Notes(b)	3.875	11/01/20		5,700	5,486,250

					44,709,976

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	21

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Semiconductors 1.5%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(b)	5.000%	05/15/21		5,322	$5,508,270
Sr. Sec’d. Notes, 144A	6.000	01/15/22		15,110	16,035,487

					21,543,757

Software 3.9%
Activision Blizzard, Inc., Gtd. Notes, 144A(b)	5.625	09/15/21		1,357	1,426,546
Audatex North America, Inc., Gtd. Notes, 144A	6.000	06/15/21		16,865	17,033,650
Emdeon, Inc., Gtd. Notes	11.000	12/31/19		17,000	17,425,000
First Data Corp., Sr. Sec’d. Notes, 144A(b)	6.750	11/01/20		6,975	7,362,113
Infor US, Inc., Sr. Sec’d. Notes, 144A (original cost $11,865,710; purchased 08/11/15 - 02/03/16)(c)(d)	5.750	08/15/20		11,809	11,897,567

					55,144,876

Telecommunications 7.4%
CenturyLink, Inc., Sr. Unsec’d. Notes, Series Q	6.150	09/15/19		613	629,858
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750	12/01/16		4,000	4,330,000
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	6.625	06/01/20		14,977	15,276,540
CommScope, Inc., Sr. Sec’d. Notes, 144A	4.375	06/15/20		6,605	6,720,587
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125	10/01/18		1,150	1,190,250
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(b)	7.250	04/01/19		11,592	8,983,800
Gtd. Notes(b)	7.250	10/15/20		2,815	1,942,350
Interoute Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	7.375	10/15/20	EUR	2,500	2,822,984
Level 3 Financing, Inc., Gtd. Notes	6.125	01/15/21		2,121	2,216,445
Gtd. Notes	7.000	06/01/20		10,054	10,544,132
Sprint Communications, Inc., Gtd. Notes, 144A(b)	9.000	11/15/18		4,310	4,474,211
Sr. Unsec’d. Notes(b)	8.375	08/15/17		9,192	8,939,220
T-Mobile USA, Inc., Gtd. Notes(b)	6.542	04/28/20		2,475	2,561,625
Gtd. Notes	6.625	11/15/20		1,000	1,040,000
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625	04/03/18		400	395,120
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999	06/04/18		1,470	1,587,600
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A(b)	6.000	05/15/17		16,775	16,795,969

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18	1,000	$1,086,632
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	3.856(a)	07/15/20	EUR 2,000	2,061,486
Sr. Sec’d. Notes, 144A	6.500	04/30/20	675	683,438
Windstream Services LLC, Gtd. Notes(b)	7.875	11/01/17	10,422	10,917,045

				105,199,292

Transportation 0.5%
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A(b)	7.875	09/01/19	7,075	7,304,938

TOTAL CORPORATE BONDS (cost $1,354,940,172)				1,294,062,447

FOREIGN AGENCY 0.1%
Petrobras Global Finance BV (Brazil), Gtd. Notes (cost $1,635,762)	2.000	05/20/16	1,650	1,644,225

TOTAL LONG-TERM INVESTMENTS (cost $1,407,075,065)				1,338,383,910

			Shares

SHORT-TERM INVESTMENT 26.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $369,900,098; includes $290,236,938 of cash collateral for securities on loan)(f)(g)(Note 3)			369,900,098	369,900,098

TOTAL INVESTMENTS 120.8% (cost $1,776,975,163)(Note 5)				1,708,284,008
Liabilities in excess of other assets(h) (20.8)%				(293,704,701)

NET ASSETS 100.0%				$1,414,579,307

The following abbreviations are used in the semi-annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

MTN—Medium Term Note

OTC—Over-the-counter

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	23

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

PIK—Payment-in-Kind

EUR—Euro

GBP—British Pound

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2016.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $285,114,393; cash collateral of $290,236,938 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $102,932,413. The aggregate value of $97,456,739, is approximately 6.9% of net assets.
(e)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $246,428 and 0.02% of net assets.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at February 29, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 29, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
25	2 Year U.S. Treasury Notes	Mar. 2016	$5,437,922	$5,464,453	$26,531
55	2 Year U.S. Treasury Notes	Jun. 2016	12,029,319	12,020,078	(9,241)
175	5 Year U.S. Treasury Notes	Jun. 2016	21,185,057	21,172,266	(12,791)
21	10 Year U.S. Treasury Notes	Mar. 2016	2,750,701	2,749,031	(1,670)
114	10 Year U.S. Treasury Notes	Jun. 2016	14,883,609	14,878,781	(4,828)

					$(1,999)

(1)	Cash of $600,000 has been segregated with JPMorgan Chase to cover requirements for open contracts at February 29, 2016.

Forward foreign currency exchange contracts outstanding at February 29, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 03/02/16	Bank of America	GBP	2,273	$3,185,222	$3,163,014	$(22,208)
Expiring 03/02/16	Goldman Sachs & Co.	GBP	11,970	16,677,762	16,660,962	(16,800)
Euro,
Expiring 03/02/16	BNP Paribas	EUR	1,343	1,478,778	1,461,013	(17,765)
Expiring 03/02/16	Goldman Sachs & Co.	EUR	23,141	25,506,199	25,174,243	(331,956)

				$46,847,961	$46,459,232	$(388,729)

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at February 29, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 03/02/16	Goldman Sachs & Co.	GBP	14,243	$20,402,430	$19,823,976	$578,454
Expiring 04/04/16	Goldman Sachs & Co.	GBP	11,970	16,679,617	16,663,281	16,336
Expiring 04/04/16	Bank of America	GBP	1,706	2,365,858	2,375,265	(9,407)
Euro,
Expiring 03/02/16	Goldman Sachs & Co.	EUR	24,484	26,580,407	26,635,256	(54,849)
Expiring 04/04/16	Goldman Sachs & Co.	EUR	23,141	25,530,728	25,202,347	328,381

				$91,559,040	$90,700,125	$858,915

						$470,186

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$42,677,238	$—
Corporate Bonds	—	1,293,816,019	246,428
Foreign Agency	—	1,644,225	—
Affiliated Money Market Mutual Fund	369,900,098	—	—
Other Financial Instruments*
Futures Contracts	(1,999)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	470,186	—

Total	$369,898,099	$1,338,607,668	$246,428

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	25

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2016 were as follows:

Affiliated Money Market Mutual Fund (including 20.5% of collateral for securities on loan)	26.2%
Media	10.4
Entertainment	8.1
Telecommunications	7.7
Home Builders	6.0
Healthcare-Services	5.7
Packaging & Containers	5.3
Electric	4.4
Software	3.9
Chemicals	3.7
Lodging	3.7
Retail	3.2
Building Materials	2.8
Food	2.8
Commercial Services	2.4
Diversified Financial Services	2.2
Miscellaneous Manufacturing	1.7
Pharmaceuticals	1.6
Semiconductors	1.5
Iron/Steel	1.5
Healthcare-Products	1.4
Mining	1.4
Auto Parts & Equipment	1.3
Airlines	1.0
Machinery-Diversified	0.9
Leisure Time	0.8
Electrical Components & Equipment	0.7
Technology	0.7
Internet	0.7%
Distribution/Wholesale	0.6
Beverages	0.6
Real Estate	0.5
Transportation	0.5
Real Estate Investment Trusts (REITs)	0.5
Forest Products & Paper	0.5
Foods	0.4
Oil & Gas	0.4
Machinery-Construction & Mining	0.3
Holding Companies - Diversified	0.3
Auto Manufacturers	0.3
Computers	0.3
Supermarkets	0.2
Building Materials & Construction	0.2
Pipelines	0.2
Engineering & Construction	0.2
Electronics	0.2
Oil & Gas Services	0.2
Gas	0.2
Metals	0.2
Foreign Agency	0.1
Cable	0.1
Food Service	0.1

120.8
Liabilities in excess of other assets	(20.8)

100.0%

See Notes to Financial Statements.

26

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments is foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2016 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$923,171		Unrealized depreciation on OTC forward foreign currency exchange contracts	$452,985
Interest rate contracts	Due from/to broker—variation margin futures	26,531	*	Due from/to broker—variation margin futures	28,530	*

		$949,702			$481,515

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts*	Futures	Total
Foreign exchange contracts	$2,283,556	$—	$2,283,556
Interest rate contracts	—	1,068,125	1,068,125

	$2,283,556	$1,068,125	$3,351,681

*	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts*	Futures	Total
Foreign exchange contracts	$637,056	$—	$637,056
Interest rate contracts	—	(1,999)	(1,999)

	$637,056	$(1,999)	$635,057

*	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	27

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

For the six months ended February 29, 2016, the Fund’s average volume of derivative activities are as follows:

Futures Contracts— Long Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)	Forward Foreign Currency Exchange Contracts— Sold(2)
$18,762,203	$42,006,542	$82,389,509

(1)	Value at Trade Date.
(2)	Value at Settlement Date.

Offsetting of OTC derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$—	$—	$—	$—
BNP Paribas	—	—	—	—
Goldman Sachs & Co.	923,171	(403,605)	—	519,566

	$923,171

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(31,615)	$—	$—	$(31,615)
BNP Paribas	(17,765)	—	—	(17,765)
Goldman Sachs & Co.	(403,605)	403,605	—	—

	$(452,985)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

28

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets (unaudited)

SEMIANNUAL REPORT	FEBRUARY 29, 2016

Prudential Short Duration High Yield Income Fund

Statement of Assets & Liabilities (unaudited)

as of February 29, 2016

Assets
Investments at value, including securities on loan of $285,114,393:
Unaffiliated investments (cost $1,407,075,065)	$1,338,383,910
Affiliated investments (cost $369,900,098)	369,900,098
Cash	51,041
Deposit with Broker for futures	600,000
Dividends and interest receivable	25,579,628
Receivable for Fund shares sold	18,104,880
Receivable for investments sold	2,624,125
Unrealized appreciation on OTC forward foreign currency exchange contracts	923,171
Due from broker—variation margin futures	39,396
Prepaid expenses	6,793

Total assets	1,756,213,042

Liabilities
Payable to broker for collateral for securities on loan	290,236,938
Payable for investments purchased	43,510,657
Payable for Fund shares reacquired	4,735,671
Dividends payable	1,206,673
Management fee payable	749,411
Unrealized depreciation on OTC forward foreign currency exchange contracts	452,985
Accrued expenses and other liabilities	432,848
Distribution fee payable	290,583
Affiliated transfer agent fee payable	17,969

Total liabilities	341,633,735

Net Assets	$1,414,579,307

Net assets were comprised of:
Common stock, at par	$1,600,593
Paid-in capital in excess of par	1,569,152,086

1,570,752,679
Distributions in excess of net investment income	(7,899,736)
Accumulated net realized loss on investment and foreign currency transactions	(80,040,546)
Net unrealized depreciation on investments and foreign currencies	(68,233,090)

Net assets, February 29, 2016	$1,414,579,307

See Notes to Financial Statements.

30

Class A
Net asset value and redemption price per share
($384,012,805 ÷ 43,453,492 shares of common stock issued and outstanding)	$8.84
Maximum sales charge (3.25% of offering price)	0.30

Maximum offering price to public	$9.14

Class C
Net asset value, offering price and redemption price per share
($280,987,279 ÷ 31,802,438 shares of common stock issued and outstanding)	$8.84

Class Q
Net asset value, offering price and redemption price per share
($19,601,613 ÷ 2,217,168 shares of common stock issued and outstanding)	$8.84

Class Z
Net asset value, offering price and redemption price per share
($729,977,610 ÷ 82,586,161 shares of common stock issued and outstanding)	$8.84

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	31

Statement of Operations (unaudited)

Six Months Ended February 29, 2016

Net Investment Income
Income
Interest income	$37,466,710
Affiliated income from securities loaned, net	267,862
Affiliated dividend income	58,822

Total income	37,793,394

Expenses
Management fee	4,536,117
Distribution fee—Class A	449,455
Distribution fee—Class C	1,396,695
Transfer agent’s fees and expenses (including affiliated expense of $53,700)	610,000
Registration fees	129,000
Custodian’s fees and expenses	88,000
Shareholders’ reports	67,000
Legal fees and expenses	19,000
Audit fee	17,000
Directors’ fees	16,000
Commitment fee on syndicated credit agreement	15,000
Insurance expenses	8,000
Interest expense	465
Miscellaneous	8,081

Total expenses	7,359,813

Net investment income	30,433,581

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(16,889,331)
Futures transactions	1,068,125
Foreign currency transactions	2,010,039

(13,811,167)

Net change in unrealized appreciation (depreciation) on:
Investments	(29,581,765)
Futures	(1,999)
Foreign currencies	626,697

(28,957,067)

Net loss on investment and foreign currency transactions	(42,768,234)

Net Decrease In Net Assets Resulting From Operations	$(12,334,653)

See Notes to Financial Statements.

32

Statement of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2016	Year Ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$30,433,581	$63,820,402
Net realized loss on investment and foreign currency transactions	(13,811,167)	(24,873,937)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(28,957,067)	(31,434,230)

Net increase (decrease) in net assets resulting from operations	(12,334,653)	7,512,235

Dividends from net investment income (Note 1)
Class A	(11,630,403)	(23,809,565)
Class C	(8,008,638)	(16,414,851)
Class Q	(692,498)	(849,991)
Class Z	(21,404,706)	(43,993,700)

	(41,736,245)	(85,068,107)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	492,889,832	707,876,725
Net asset value of shares issued in reinvestment of dividends and distributions	33,907,863	68,803,234
Cost of shares reacquired	(384,671,333)	(884,014,895)

Net increase (decrease) in net assets from Fund share transactions	142,126,362	(107,334,936)

Total increase (decrease)	88,055,464	(184,890,808)

Net Assets:
Beginning of period	1,326,523,843	1,511,414,651

End of period(a)	$1,414,579,307	$1,326,523,843

(a) Includes undistributed net investment income of:	$—	$3,402,928

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	33

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a diversified, open-end management investment company. The Company consists of two funds: Prudential High Yield Fund and Prudential Short Duration High Yield Income Fund (the “Fund”). These financial statements relate to Prudential Short Duration High Yield Income Fund. The Fund’s investment objective is to provide a high level of current income.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-lnvestment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

34

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential Short Duration High Yield Income Fund	35

Notes to Financial Statements (continued)

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to the guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

36

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the

Prudential Short Duration High Yield Income Fund	37

Notes to Financial Statements (continued)

potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of a swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps (“CDS’’) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs.

38

As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations,

Prudential Short Duration High Yield Income Fund	39

Notes to Financial Statements (continued)

agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchanged, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 29, 2016, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

40

Payment in Kind Securities: Certain fixed income Portfolios may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential Short Duration High Yield Income Fund	41

Notes to Financial Statements (continued)

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc.. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PI pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .70% of the Fund’s average daily net assets up to $2 billion and .675% of the average daily net assets in excess of $2 billion. Prior to July 1, 2014, the management fee paid to PI was accrued daily and payable monthly at an annual rate of .70% of the Fund’s average daily net assets.

PI contractually agreed through December 31, 2014 to limit net annual Fund operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to .90% of the Fund’s average daily net assets. Effective January 1, 2015, this contractual expense limit was terminated.

42

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through March 8, 2015. Effective March 9, 2015, the Class A contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.

PIMS has advised the Fund that it has received $404,260 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 29, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 29, 2016, it received $902 and $23,440 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PI, PIMS and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended February 29, 2016, PGIM, Inc. has been compensated $64,099 for these services. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or

Prudential Short Duration High Yield Income Fund	43

Notes to Financial Statements (continued)

between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”. As of March 30, 2016, the Core Fund was repositioned as the Prudential Core Ultra Short Bond Fund.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended February 29, 2016, were $417,022,360 and $335,381,598, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 29, 2016 were as follows:

Tax Basis	$1,800,505,022

Appreciation	1,676,810
Depreciation	(93,897,824)

Net Unrealized Depreciation	$(92,221,014)

The book basis may differ from tax basis due to certain tax related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2016 of approximately $9,527,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat post-October capital losses of approximately $35,679,000 as having been incurred in the following fiscal year (August 31, 2016).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which

44

the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund is authorized to issue 1.1 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class C, Class Q and Class Z common stock. Of the authorized shares of common stock of the Fund, 225 million shares are designated for Class A common stock, 175 million shares are designated for Class C common stock, 250 million shares are designated for Class Q common stock and 450 million shares are designated for Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 29, 2016:
Shares sold	12,472,556	$111,723,595
Shares issued in reinvestment of dividends and distributions	1,020,659	9,169,999
Shares reacquired	(9,609,460)	(86,545,720)

Net increase (decrease) in shares outstanding before conversion	3,883,755	34,347,874
Shares issued upon conversion from other share class(es)	191,270	1,708,310
Shares reacquired upon conversion into other share class(es)	(385,792)	(3,492,667)

Net increase (decrease) in shares outstanding	3,689,233	$32,563,517

Year ended August 31, 2015:
Shares sold	18,993,279	$179,576,725
Shares issued in reinvestment of dividends and distributions	1,980,302	18,676,378
Shares reacquired	(22,297,696)	(210,456,748)

Net increase (decrease) in shares outstanding before conversion	(1,324,115)	(12,203,645)
Shares issued upon conversion from other share class(es)	368,039	3,479,142
Shares reacquired upon conversion into other share class(es)	(1,840,221)	(17,585,823)

Net increase (decrease) in shares outstanding	(2,796,297)	$(26,310,326)

Prudential Short Duration High Yield Income Fund	45

Notes to Financial Statements (continued)

Class C	Shares	Amount
Six months ended February 29, 2016:
Shares sold	5,398,429	$48,450,811
Shares issued in reinvestment of dividends and distributions	720,591	6,473,090
Shares reacquired	(5,271,864)	(47,385,063)

Net increase (decrease) in shares outstanding before conversion	847,156	7,538,838
Shares issued upon conversion from other share class(es)	2,029	18,102
Shares reacquired upon conversion into other share class(es)	(204,575)	(1,832,306)

Net increase (decrease) in shares outstanding	644,610	$5,724,634

Year ended August 31, 2015:
Shares sold	10,141,711	$95,921,687
Shares issued in reinvestment of dividends and distributions	1,381,553	13,025,422
Shares reacquired	(11,351,594)	(107,095,423)

Net increase (decrease) in shares outstanding before conversion	171,670	1,851,686
Shares reacquired upon conversion into other share class(es)	(365,355)	(3,449,149)

Net increase (decrease) in shares outstanding	(193,685)	$(1,597,463)

Class Q
Six months ended February 29, 2016:
Shares sold	1,476,741	$13,326,717
Shares issued in reinvestment of dividends and distributions	74,992	674,140
Shares reacquired**	(1,145,499)	(10,182,407)

Net increase (decrease) in shares outstanding	406,234	$3,818,450

Period* ended August 31, 2015:
Shares sold	2,380,380	$22,434,988
Shares issued in reinvestment of dividends and distributions	93,124	875,633
Shares reacquired	(1,248,412)	(11,714,200)

Net increase (decrease) in shares outstanding before conversion	1,225,092	11,596,421
Shares issued upon conversion from other share class(es)	585,842	5,618,230

Net increase (decrease) in shares outstanding	1,810,934	$17,214,651

46

Class Z	Shares	Amount
Six months ended February 29, 2016:
Shares sold	35,745,566	$319,388,709
Shares issued in reinvestment of dividends and distributions	1,957,882	17,590,634
Shares reacquired	(26,758,957)	(240,558,143)

Net increase (decrease) in shares outstanding before conversion	10,944,491	96,421,200
Shares issued upon conversion from other share class(es)	568,983	5,136,427
Shares reacquired upon conversion into other share class(es)	(171,997)	(1,537,866)

Net increase (decrease) in shares outstanding	11,341,477	$100,019,761

Year ended August 31, 2015:
Shares sold	43,434,849	$409,943,325
Shares issued in reinvestment of dividends and distributions	3,840,463	36,225,801
Shares reacquired	(58,749,440)	(554,748,524)

Net increase (decrease) in shares outstanding before conversion	(11,474,128)	(108,579,398)
Shares issued upon conversion from other share class(es)	2,187,341	20,870,393
Shares reacquired upon conversion into other share class(es)	(933,495)	(8,932,793)

Net increase (decrease) in shares outstanding	(10,220,282)	$(96,641,798)

*	Commenced operations October 27, 2014.
**	Includes affiliated redemptions of 1,115 shares with a value of $10,143 for Class Q shares.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended February 29, 2016. The average daily balance for the 10 days that the Fund had loans outstanding during the period was $1,151,500, borrowed at a weighted interest rate of 1.45%. The maximum loan balance outstanding during the period was $2,162,000. At February 29, 2016, the Fund did not have an outstanding loan balance.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value

Prudential Short Duration High Yield Income Fund	47

Notes to Financial Statements (continued)

hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

48

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 29,		Year Ended August 31,		October 26, 2012(a)(b) through August 31,
	2016(b)		2015	2014(b)	2013
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.21		$9.73	$9.79	$10.00
Income (loss) from investment operations:
Net investment income	.21		.44	.45	.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.29)		(.37)	.09	(.09)
Total from investment operations	(.08)		.07	.54	.25
Less Dividends:
Dividends from net investment income	(.29)		(.59)	(.60)	(.46)
Net asset value, end of period	$8.84		$9.21	$9.73	$9.79
Total Return(c):	(.88)%		.72%	5.55%	2.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$384,013		$366,345	$413,957	$173,606
Average net assets (000)	$361,504		$381,350	$354,627	$55,859
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	1.11%	(f)	1.11%	1.09%	1.15%	(f)
Expenses before waivers and/or expense reimbursement(e)	1.11%	(f)	1.14%	1.14%	1.25%	(f)
Net investment income	4.73%	(f)	4.70%	4.63%	4.16%	(f)
Portfolio turnover rate	27%	(g)	56%	60%	30%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	49

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 29,		Year Ended August 31,		October 26, 2012(a)(b) through August 31,
	2016(b)		2015	2014(b)	2013
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.21		$9.73	$9.79	$10.00
Income (loss) from investment operations:
Net investment income	.18		.37	.38	.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.29)		(.37)	.08	(.10)
Total from investment operations	(.11)		-	.46	.18
Less Dividends:
Dividends from net investment income	(.26)		(.52)	(.52)	(.39)
Net asset value, end of period	$8.84		$9.21	$9.73	$9.79
Total Return(c):	(1.24)%		(.02)%	4.77%	1.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$280,987		$286,999	$304,897	$75,539
Average net assets (000)	$280,864		$298,555	$194,085	$25,240
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.86%	(e)	1.86%	1.83%	1.90%	(e)
Expenses before waivers and/or expense reimbursement	1.86%	(e)	1.86%	1.83%	1.95%	(e)
Net investment income	3.98%	(e)	3.95%	3.86%	3.38%	(e)
Portfolio turnover rate	27%	(f)	56%	60%	30%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

50

Class Q Shares
	Six Months Ended February 29, 2016(b)		October 27, 2014(a) through August 31, 2015
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.22		$9.59
Income (loss) from investment operations:
Net investment income	.23		.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.30)		(.24)
Total from investment operations	(.07)		.15
Less Dividends:
Dividends from net investment income	(.31)		(.52)
Net asset value, end of period	$8.84		$9.22
Total Return(c):	(.81)%		1.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,602		$16,690
Average net assets (000)	$20,233		$15,387
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.76%	(e)	.77%	(e)
Expenses before waivers and/or expense reimbursement	.76%	(e)	.77%	(e)
Net investment income	5.08%	(e)	4.77%	(e)
Portfolio turnover rate	27%	(f)	56%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	51

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 29,		Year Ended August 31,		October 26, 2012(a)(b) through August 31,
	2016(b)		2015	2014(b)	2013
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.21		$9.73	$9.79	$10.00
Income (loss) from investment operations:
Net investment income	.22		.47	.48	.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.29)		(.38)	.08	(.09)
Total from investment operations	(.07)		.09	.56	.27
Less Dividends:
Dividends from net investment income	(.30)		(.61)	(.62)	(.48)
Net asset value, end of period	$8.84		$9.21	$9.73	$9.79
Total Return(c):	(.75)%		.98%	5.82%	2.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$729,978		$656,491	$792,560	$181,587
Average net assets (000)	$640,479		$675,793	$507,805	$69,695
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.86%	(e)	.86%	.84%	.90%	(e)
Expenses before waivers and/or expense reimbursement	.86%	(e)	.86%	.84%	1.04%	(e)
Net investment income	4.98%	(e)	4.96%	4.89%	4.29%	(e)
Portfolio turnover rate	27%	(f)	56%	60%	30%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

52

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM, Inc.	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short Duration High Yield Income Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT DURATION HIGH YIELD INCOME FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	HYSAX	HYSCX	HYSQX	HYSZX
CUSIP	74442J109	74442J208	74442J406	74442J307

MF216E2    0290834-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential High Yield Fund

SEMIANNUAL REPORT	FEBRUARY 29, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Current income, and capital appreciation as a secondary objective

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. ©2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential High Yield Fund informative and useful. The report covers performance for the six-month period that ended February 29, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential High Yield Fund

April 15, 2016

Prudential High Yield Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/29/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–5.21	–6.43	22.01	83.31	—
Class B	–5.27	–6.73	19.05	74.83	—
Class C	–5.38	–6.96	17.59	72.69	—
Class Q	–4.84	–5.89	N/A	N/A	22.79 (10/31/11)
Class R	–5.32	–6.66	20.51	79.23	—
Class Z	–5.06	–6.15	23.46	88.45	—
Barclays US Corporate High Yield 1% Issuer Capped Index	–5.63	–8.38	21.72	87.62	—
Lipper High Yield Funds Average	–5.40	–7.58	16.97	66.76	—

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Average Annual Total Returns (With Sales Charges) as of 3/31/16
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–6.50	3.94	6.14	—
Class B	–7.19	4.23	6.11	—
Class C	–3.76	4.13	5.98	—
Class Q	–1.90	N/A	N/A	5.74 (10/31/11)
Class R	–2.33	4.64	6.41	—
Class Z	–1.81	5.19	6.93	—
Barclays US Corporate High Yield 1% Issuer Capped Index	–3.65	4.88	6.93	—
Lipper High Yield Funds Average	–4.01	3.83	5.55	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	.75%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Prudential High Yield Fund	5

Your Fund’s Performance (continued)

Benchmark Definitions

Barclays US Corporate High Yield 1% Issuer Capped Index—The Barclays US Corporate High Yield 1% Issuer Capped Index (the Index) is an unmanaged index which covers the universe of US dollar-denominated, non-convertible, fixed rate, non-investment-grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. The cumulative total return for the Index measured from the month-end closest to the inception date for Class Q shares through 2/29/16 is 20.63%. The average annual total return for the Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is 5.41%.

Lipper High Yield Funds Average—The Lipper High Yield Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 2/29/16 is 17.59%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is 4.53%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Credit Quality expressed as a percentage of total investments as of 2/29/16 (%)
BBB	4.2
BB	38.8
B	40.9
CCC	12.7
C	0.0
Not Rated	0.1
Cash/Cash Equivalents	3.4
Total Investments	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Distributions and Yields as of 2/29/16
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.16	7.67	7.67
Class B	0.15	7.53	7.53
Class C	0.14	7.29	7.29
Class Q	0.17	8.40	8.40
Class R	0.16	7.78	7.53
Class Z	0.17	8.26	8.26

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Prudential High Yield Fund	7

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2015, at the beginning of the period, and held through the six-month period ended February 29, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

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Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential High Yield Fund		Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$947.90	0.83%	$4.02
	Hypothetical	$1,000.00	$1,020.74	0.83%	$4.17
Class B	Actual	$1,000.00	$947.30	1.33%	$6.44
	Hypothetical	$1,000.00	$1,018.25	1.33%	$6.67
Class C	Actual	$1,000.00	$946.20	1.58%	$7.65
	Hypothetical	$1,000.00	$1,017.01	1.58%	$7.92
Class Q	Actual	$1,000.00	$951.60	0.46%	$2.23
	Hypothetical	$1,000.00	$1,022.58	0.46%	$2.31
Class R	Actual	$1,000.00	$946.80	1.08%	$5.23
	Hypothetical	$1,000.00	$1,019.49	1.08%	$5.42
Class Z	Actual	$1,000.00	$949.40	0.58%	$2.81
	Hypothetical	$1,000.00	$1,021.98	0.58%	$2.92

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2016, and divided by the 366 days in the Fund's fiscal year ended August 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential High Yield Fund	9

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the six-month period ended February 29, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	0.83	0.83
B	1.33	1.33
C	1.58	1.58
Q	0.46	0.46
R	1.33	1.08
Z	0.58	0.58

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments (unaudited)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 94.4%

ASSET-BACKED SECURITIES(a) 0.2%

Collateralized Loan Obligations
Baker Street CLO II Ltd. (Cayman Islands), Series 2006-1A, Class E, 144A	4.572%	10/15/19	2,851	$2,757,949
Bridgeport CLO Ltd., Series 2007-2A, Class D, 144A	4.783	06/18/21	2,261	2,023,565

TOTAL ASSET-BACKED SECURITIES (cost $3,441,919)				4,781,514

BANK LOANS(a) 2.0%

Capital Goods 0.1%
Neff Rental LLC	7.250	06/09/21	4,573	3,430,056

Chemicals 0.4%
MacDermid, Inc.	5.500	06/07/20	8,005	7,284,493
Solenis International LP	7.750	07/31/22	7,500	5,937,503

				13,221,996

Energy - Other
Amern Energy Marcellus LLC	8.500	08/04/21	3,825	130,689

Entertainment 0.1%
Scientific Games International, Inc.	6.000	10/16/20	2,000	1,837,500

Gaming 0.2%
CCM Merger, Inc.	4.500	08/06/21	4,996	4,956,693
Golden Nugget, Inc.	5.500	11/21/19	2,685	2,650,318

				7,607,011

Lodging 0.1%
Four Seasons Holdings, Inc.(b)	6.250	12/28/20	1,750	1,706,250

Retailers 0.1%
Rite Aid Corp.	4.875	06/21/21	3,150	3,142,125

Software 0.3%
Solera Holdings, Inc.	5.750	03/31/23	11,150	10,815,500

Technology 0.7%
Avago Technologies Cayman Finance Ltd. (Singapore)	4.250	02/01/23	6,875	6,756,839
Evergreen Skills Lux Sarl (Luxembourg)	9.250	04/28/22	16,500	7,012,500

See Notes to Financial Statements.

Prudential High Yield Fund	11

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Technology (cont’d.)
Kronos, Inc.	9.750%	04/30/20	10,534	$10,210,488

				23,979,827

TOTAL BANK LOANS (cost $82,501,410)				65,870,954

CORPORATE BONDS 91.9%

Advertising 0.4%
Acosta, Inc., Sr. Unsec’d. Notes, 144A(c)	7.750	10/01/22	13,450	11,869,625

Aerospace & Defense 0.8%
Orbital ATK, Inc., Gtd. Notes	5.250	10/01/21	3,050	3,107,187
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000	07/15/23	7,000	6,510,000
TransDigm, Inc., Gtd. Notes	6.000	07/15/22	6,325	6,166,875
Gtd. Notes(c)	6.500	07/15/24	4,830	4,709,250
Gtd. Notes(c)	7.500	07/15/21	5,200	5,343,000

				25,836,312

Agriculture 0.1%
Vector Group Ltd., Gtd. Notes(c)	7.750	02/15/21	2,550	2,715,750

Apparel 0.1%
Levi Strauss & Co., Sr. Unsec’d. Notes(c)	5.000	05/01/25	4,225	4,225,423

Auto Manufacturers 0.2%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(c)	5.250	04/15/23	5,875	5,551,875
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(c)	5.625	02/01/23	650	651,625

				6,203,500

Auto Parts & Equipment 2.3%
American Axle & Manufacturing, Inc., Gtd. Notes	6.250	03/15/21	3,925	3,954,437
Gtd. Notes(c)	6.625	10/15/22	275	278,438
Gtd. Notes	7.750	11/15/19	700	745,500
Dana Holding Corp., Sr. Unsec’d. Notes	5.375	09/15/21	2,550	2,465,518
Sr. Unsec’d. Notes	6.750	02/15/21	5,785	5,871,775

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
Lear Corp., Gtd. Notes	4.750%	01/15/23	775	$782,750
Gtd. Notes	5.250	01/15/25	13,375	13,910,000
Meritor, Inc., Gtd. Notes(c)	6.250	02/15/24	8,900	7,250,830
Gtd. Notes	6.750	06/15/21	8,180	7,034,800
Omega US Sub. LLC, Sr. Unsec’d. Notes, 144A(c)	8.750	07/15/23	7,425	6,719,625
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750	05/15/23	7,200	7,038,000
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A(c)	6.750	11/15/22	1,800	1,908,000
Titan International, Inc., Sr. Sec’d. Notes(c)	6.875	10/01/20	4,350	3,175,500
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500	04/29/22	6,775	6,681,844
Gtd. Notes, 144A(c)	4.750	04/29/25	8,825	8,427,875

				76,244,892

Banks 3.3%
Bank of America Corp., Series AA, Jr. Sub. Notes	6.100(a)	12/31/49	12,150	11,785,500
Series M, Jr. Sub. Notes	8.125(a)	12/29/49	1,300	1,300,000
Series U, Jr. Sub. Notes(c)	5.200(a)	12/31/49	2,975	2,703,531
Series X, Jr. Sub. Notes	6.250(a)	12/31/49	3,100	2,999,250
CIT Group, Inc., Sr. Unsec’d. Notes(c)	5.000	08/15/22	14,200	14,253,250
Sr. Unsec’d. Notes(c)	5.250	03/15/18	725	745,844
Sr. Unsec’d. Notes	5.375	05/15/20	1,000	1,032,500
Sr. Unsec’d. Notes, 144A	5.500	02/15/19	1,725	1,785,375
Citigroup, Inc., Series N, Jr. Sub. Notes(c)	5.800(a)	12/31/49	9,440	8,755,600
Series O, Jr. Sub. Notes(c)	5.875(a)	12/31/49	4,050	3,771,562
Series P, Jr. Sub. Notes(c)	5.950(a)	12/31/49	16,150	15,181,000
Goldman Sachs Group, Inc. (The), Series M, Jr. Sub. Notes	5.375(a)	12/31/49	3,875	3,690,938
JPMorgan Chase & Co., Series 1, Jr. Sub. Notes	7.900(a)	04/29/49	1,631	1,626,923
Series Q, Jr. Sub. Notes	5.150(a)	12/31/49	3,225	3,016,407
Series R, Jr. Sub. Notes(c)	6.000(a)	12/31/49	1,075	1,064,250
Series U, Jr. Sub. Notes(c)	6.125(a)	12/31/49	1,530	1,522,350
Series X, Jr. Sub. Notes	6.100(a)	12/31/49	8,972	8,927,140
Morgan Stanley, Series H, Jr. Sub. Notes	5.450(a)	12/31/49	5,025	4,698,375
Series J, Jr. Sub. Notes(c)	5.550(a)	12/31/49	6,550	6,353,500

See Notes to Financial Statements.

Prudential High Yield Fund	13

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Wells Fargo & Co., Series S, Jr. Sub. Notes(c)	5.900%(a)	12/31/49	14,475	$14,511,187

				109,724,482

Beverages 0.2%
Constellation Brands, Inc., Gtd. Notes(c)	4.750	12/01/25	2,200	2,299,000
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750	01/01/20	5,275	5,551,938

				7,850,938

Building Materials 1.7%
Builders FirstSource, Inc., Gtd. Notes, 144A (original cost $9,728,750; purchased 07/24/15 - 01/06/16)(d)(e)	10.750	08/15/23	9,750	9,087,000
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $6,245,000; purchased 10/27/14)(d)(e)	5.375	11/15/24	6,245	6,342,609
CEMEX Espana SA (Mexico), Sr. Sec’d. Notes, 144A	9.875	04/30/19	1,000	1,049,600
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375	10/12/22	7,400	7,770,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700	01/11/25	450	393,750
GCP Allied Technologies, Inc., Gtd. Notes, 144A(c)	9.500	02/01/23	4,300	4,601,000
Griffon Corp., Gtd. Notes	5.250	03/01/22	11,500	10,925,000
James Hardie International Finance Ltd. (Australia), Gtd. Notes, 144A	5.875	02/15/23	4,050	4,029,750
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125	07/15/23	6,725	6,002,063
Sr. Unsec’d. Notes, 144A	8.500	04/15/22	5,025	4,999,875
USG Corp., Gtd. Notes, 144A(c)	5.500	03/01/25	725	739,500

				55,940,147

Chemicals 3.8%
A Schulman, Inc., Gtd. Notes, 144A	6.875	06/01/23	6,400	6,080,000
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holdings, Inc., Gtd. Notes, 144A(c)	7.375	05/01/21	7,600	8,075,000
Axiall Corp., Gtd. Notes(c)	4.875	05/15/23	6,135	5,950,950
Blue Cube Spinco, Inc., Gtd. Notes, 144A(c)	9.750	10/15/23	6,655	7,403,687
Gtd. Notes, 144A(c)	10.000	10/15/25	2,965	3,283,738
Chemours Co. (The), Sr. Unsec’d. Notes, 144A(c)	6.625	05/15/23	5,950	4,298,875
Sr. Unsec’d. Notes, 144A(d)	7.000	05/15/25	5,700	4,132,500

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Chemtura Corp., Gtd. Notes(c)	5.750%	07/15/21	16,060	$15,819,100
Eagle Spinco, Inc., Gtd. Notes(c)	4.625	02/15/21	6,266	6,198,327
Hexion, Inc., Sec’d. Notes(d)	9.000	11/15/20	21,905	8,652,475
Sr. Sec’d. Notes	6.625	04/15/20	11,475	9,065,250
Sr. Sec’d. Notes(c)	8.875	02/01/18	7,750	5,134,375
Sr. Sec’d. Notes(c)	10.000	04/15/20	4,575	3,945,937
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(c)	6.500	02/01/22	5,500	4,455,000
Sr. Unsec’d. Notes, 144A	10.375	05/01/21	3,875	3,535,938
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500	04/15/21	11,775	11,068,500
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $17,722,938; purchased 12/11/12 - 10/07/15)(d)(e)	8.750	12/15/20	17,800	11,214,000
Tronox Finance LLC, Gtd. Notes(c)	6.375	08/15/20	5,587	3,505,843
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $5,471,120; purchased 10/10/13 - 02/02/15)(d)(e)	7.500	02/15/19	5,404	4,161,080

				125,980,575

Coal
Peabody Energy Corp., Sec’d. Notes, 144A(d)	10.000	03/15/22	3,835	134,225

Commercial Services 3.5%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375	05/15/23	5,325	3,195,000
Ancestry.com, Inc., Sr. Unsec’d. Notes, PIK, 144A	9.625	10/15/18	5,420	5,176,100
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A(c)	6.500	07/15/22	12,800	13,152,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(c)	5.125	06/01/22	6,900	6,451,500
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A (original cost $4,650,000; purchased 11/22/13)(c)(d)(e)	8.500	12/01/21	4,650	3,801,375
Hertz Corp. (The), Gtd. Notes(c)	5.875	10/15/20	1,275	1,236,750
Gtd. Notes(c)	6.750	04/15/19	2,165	2,159,826
Jurassic Holdings III, Inc., Sec’d. Notes, 144A (original cost $10,965,594; purchased 01/24/14 - 05/06/15)(c)(d)(e)	6.875	02/15/21	11,335	6,914,350
Laureate Education, Inc., Gtd. Notes, 144A(c)	10.000(a)	09/01/19	17,145	8,743,950
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.375	06/15/22	2,500	2,481,250

See Notes to Financial Statements.

Prudential High Yield Fund	15

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Modular Space Corp., Sec’d. Notes, 144A (original cost $1,700,000; purchased 02/19/14)(d)(e)	10.250%	01/31/19	1,700	$467,500
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $7,483,674; purchased 04/12/13 - 11/10/14)(d)(e)	7.875	05/01/18	7,359	5,813,610
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.000	04/01/24	3,350	2,512,500
Sr. Unsec’d. Notes	6.500	11/15/23	2,650	2,014,000
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000	05/15/18	2,000	2,025,000
Service Corp. International, Sr. Unsec’d. Notes	5.375	01/15/22	975	1,018,875
Sr. Unsec’d. Notes	5.375	05/15/24	8,775	9,334,406
Syniverse Holdings, Inc., Gtd. Notes	9.125	01/15/19	5,770	2,091,625
Team Health, Inc., Gtd. Notes, 144A(c)	7.250	12/15/23	3,000	3,150,000
United Rentals North America, Inc., Gtd. Notes(c)	5.500	07/15/25	6,150	5,834,812
Gtd. Notes(c)	5.750	11/15/24	4,775	4,654,670
Gtd. Notes(c)	6.125	06/15/23	2,700	2,768,877
Gtd. Notes(c)	7.375	05/15/20	400	419,500
Gtd. Notes(c)	7.625	04/15/22	15,930	16,935,502
Gtd. Notes(c)	8.250	02/01/21	3,213	3,373,650

				115,726,628

Cosmetics & Personal Care 0.1%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/21	2,513	2,289,971

Distribution/Wholesale 1.1%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A	10.250	03/01/22	12,000	10,320,000
Beacon Roofing Supply, Inc., Gtd. Notes, 144A	6.375	10/01/23	4,800	5,064,000
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250	07/15/22	2,325	1,488,000
Gtd. Notes	7.000	06/15/23	3,770	2,450,500
H&E Equipment Services, Inc., Gtd. Notes(c)	7.000	09/01/22	13,055	12,434,887
HD Supply, Inc., Sr. Sec’d. Notes, 144A(c)	5.250	12/15/21	3,975	4,163,813

				35,921,200

Diversified Financial Services 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750	05/15/19	1,625	1,626,008
Gtd. Notes	4.250	07/01/20	975	978,656
Gtd. Notes	4.500	05/15/21	3,882	3,911,115
Gtd. Notes(c)	4.625	07/01/22	3,035	3,038,794

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%	11/18/19	4,050	$3,979,125
CoreLogic, Inc., Gtd. Notes	7.250	06/01/21	5,625	5,842,969
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875	04/15/18	4,590	4,598,606
Sr. Unsec’d. Notes(c)	6.250	05/15/19	350	375,375
Sr. Unsec’d. Notes(c)	8.250	12/15/20	1,150	1,329,688
Sr. Unsec’d. Notes(c)	8.625	01/15/22	1,525	1,807,125
Sr. Unsec’d. Notes	8.875	09/01/17	3,600	3,865,500
International Lease Finance Corp. E-Capital Trust II Ltd., Gtd. Notes, 144A	4.740(a)	12/21/65	4,275	3,302,437
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875	03/15/20	9,475	8,006,375
Navient Corp., Sr. Unsec’d. Notes(c)	5.000	10/26/20	1,500	1,323,750
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750	12/15/19	5,825	5,511,906
Gtd. Notes, 144A	7.250	12/15/21	1,700	1,591,625
Patriot Merger Corp., Sr. Unsec’d. Notes, 144A	9.000	07/15/21	2,400	2,112,000
SLM Corp., Sr. Unsec’d. Notes, MTN	8.000	03/25/20	7,300	7,208,750
Springleaf Finance Corp., Gtd. Notes	6.000	06/01/20	9,825	8,560,031
Gtd. Notes	8.250	10/01/23	1,150	997,625
Transworld Systems, Inc., Sr. Sec’d. Notes, 144A(d)	9.500	08/15/21	15,975	7,428,375

				77,395,835

Electric 5.5%
AES Corp. (The), Sr. Unsec’d. Notes	4.875	05/15/23	2,375	2,137,500
Sr. Unsec’d. Notes(c)	5.500	03/15/24	2,375	2,185,000
Sr. Unsec’d. Notes(c)	7.375	07/01/21	12,798	13,341,915
Calpine Corp., Sr. Sec’d. Notes, 144A	6.000	01/15/22	1,475	1,511,875
Sr. Sec’d. Notes, 144A	7.875	01/15/23	5,564	5,883,930
Sr. Unsec’d. Notes(c)	5.375	01/15/23	11,125	10,374,062
Sr. Unsec’d. Notes	5.500	02/01/24	13,900	12,510,000
Sr. Unsec’d. Notes(c)	5.750	01/15/25	5,900	5,310,000
DPL, Inc., Sr. Unsec’d. Notes	6.500	10/15/16	339	343,238
Sr. Unsec’d. Notes	6.750	10/01/19	4,275	4,285,687
Sr. Unsec’d. Notes	7.250	10/15/21	16,230	15,945,975
Dynegy, Inc., Gtd. Notes	5.875	06/01/23	7,925	6,062,625
Gtd. Notes(c)	6.750	11/01/19	4,925	4,564,859

See Notes to Financial Statements.

Prudential High Yield Fund	17

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Dynegy, Inc., (Continued)
Gtd. Notes(c)	7.375%	11/01/22	29,025	$24,235,875
Gtd. Notes(c)	7.625	11/01/24	13,110	10,848,525
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	8.500	10/01/21	1,000	550,000
GenOn Energy, Inc., Sr. Unsec’d. Notes	7.875	06/15/17	4,975	4,141,688
Sr. Unsec’d. Notes	9.500	10/15/18	3,375	2,193,750
Sr. Unsec’d. Notes(c)	9.875	10/15/20	16,950	10,254,750
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $4,212,047; purchased 06/07/13 - 04/09/15)(d)(e)	7.000	06/30/23	4,300	2,945,500
Mirant Corp., Bonds, 144A(b)(d)	7.400(a)(f)	07/15/49	2,675	2,675
Mirant Mid-Atlantic LLC, Series B, Pass-Through Certificates	9.125	06/30/17	1,726	1,648,518
Series C, Pass-Through Certificates	10.060	12/30/28	706	688,704
NRG Energy, Inc., Gtd. Notes(c)	6.250	07/15/22	8,142	6,879,990
Gtd. Notes(c)	6.250	05/01/24	8,100	6,723,000
Gtd. Notes(c)	7.625	01/15/18	2,150	2,227,938
Gtd. Notes(c)	7.875	05/15/21	4,980	4,699,875
Gtd. Notes	8.250	09/01/20	4,125	3,939,375
NRG REMA LLC, Series B, Pass-Through Certificates(b)(d)	9.237	07/02/17	536	525,141
Series C, Pass-Through Certificates	9.681	07/02/26	9,030	8,759,100
Red Oak Power LLC, Sr. Sec’d. Notes (original cost $224,500; purchased 05/27/15)(d)(e)	9.200	11/30/29	200	205,000
Talen Energy Supply LLC, Sr. Unsec’d. Notes, 144A	4.625(a)	07/15/19	5,125	4,125,625

				180,051,695

Electrical Components & Equipment 0.5%
Anixter, Inc., Gtd. Notes, 144A(c)	5.500	03/01/23	1,975	1,896,000
Belden, Inc., Gtd. Notes, 144A(c)	5.500	09/01/22	3,800	3,667,000
General Cable Corp., Gtd. Notes	5.750(a)	10/01/22	5,487	3,991,792
Graftech International Ltd., Gtd. Notes(d)	6.375	11/15/20	1,925	1,116,500
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500	10/15/17	5,925	5,865,750

				16,537,042

Engineering & Construction 0.3%
AECOM, Gtd. Notes(c)	5.875	10/15/24	10,025	9,974,875

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Entertainment 4.0%
AMC Entertainment, Inc., Gtd. Notes	5.750%	06/15/25	11,900	$12,301,625
Gtd. Notes	5.875	02/15/22	100	103,500
Carmike Cinemas, Inc., Sec’d. Notes, 144A(c)	6.000	06/15/23	4,550	4,783,187
CCM Merger, Inc., Gtd. Notes, 144A (original cost $13,837,063; purchased 03/14/12 - 05/21/14)(d)(e)	9.125	05/01/19	13,700	13,939,750
Cedar Fair LP/Canada’s Wonderland Co./ Magnum Management Corp., Gtd. Notes	5.250	03/15/21	1,053	1,088,539
Gtd. Notes	5.375	06/01/24	1,575	1,622,250
Cinemark USA, Inc., Gtd. Notes	4.875	06/01/23	7,514	7,514,000
Gtd. Notes	5.125	12/15/22	7,875	8,002,969
Eldorado Resorts, Inc., Gtd. Notes(c)	7.000	08/01/23	11,325	11,296,687
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	4.875	11/01/20	2,400	2,429,280
Gtd. Notes(c)	5.375	11/01/23	5,677	5,591,845
Greektown Holdings LLC/Greektown Mothership Corp., Sr. Sec’d. Notes, 144A(d)	8.875	03/15/19	3,351	3,267,225
Isle of Capri Casinos, Inc., Gtd. Notes(c)	5.875	03/15/21	1,717	1,768,510
Gtd. Notes	8.875	06/15/20	4,675	4,908,750
Mood Media Corp. (Canada), Gtd. Notes, 144A(d)	9.250	10/15/20	3,825	2,409,750
NAI Entertainment Holdings/NAI Entertainment Holdings Finance, Sr. Sec’d. Notes, 144A (original cost $2,400,000; purchased 07/30/13)(d)(e)	5.000	08/01/18	2,400	2,424,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000	04/15/22	4,075	4,238,000
Penn National Gaming, Inc., Sr. Unsec’d. Notes(c)	5.875	11/01/21	14,149	13,768,675
Pinnacle Entertainment, Inc., Gtd. Notes(c)	7.750	04/01/22	5,811	6,333,990
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750	02/01/25	3,170	3,074,900
Scientific Games International, Inc., Gtd. Notes(c)(d)	6.625	05/15/21	27,450	14,823,000
Gtd. Notes(c)	10.000	12/01/22	6,200	4,867,000
Sr. Sec’d. Notes, 144A(c)	7.000	01/01/22	1,740	1,692,150

				132,249,582

Environmental Control 0.5%
ADS Waste Holdings, Inc., Gtd. Notes	8.250	10/01/20	5,025	4,924,500
Clean Harbors, Inc., Gtd. Notes	5.125	06/01/21	3,200	3,172,000
Gtd. Notes	5.250	08/01/20	4,900	4,912,250

See Notes to Financial Statements.

Prudential High Yield Fund	19

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Environmental Control (cont’d.)
Covanta Holding Corp., Sr. Unsec’d. Notes(c)	6.375%	10/01/22	1,625	$1,499,063
Sr. Unsec’d. Notes	7.250	12/01/20	750	736,875

				15,244,688

Food 3.1%
B&G Foods, Inc., Gtd. Notes	4.625	06/01/21	4,200	4,247,250
Darling Ingredients, Inc., Gtd. Notes(c)	5.375	01/15/22	4,950	4,875,750
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500	05/01/22	8,950	7,518,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750	06/15/23	7,300	7,336,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $11,074,625; purchased 09/13/13 - 01/05/16)(d)(e)	7.250	06/01/21	11,125	10,763,437
Sr. Unsec’d. Notes, 144A (original cost $7,220,625; purchased 05/20/15 - 02/16/16)(d)(e)	5.750	06/15/25	7,365	6,333,900
Sr. Unsec’d. Notes, 144A (original cost $8,979,938; purchased 06/11/14 - 01/27/16)(d)(e)	5.875	07/15/24	9,575	8,473,875
Pilgrim’s Pride Corp., Gtd. Notes, 144A(c)	5.750	03/15/25	3,300	3,209,250
Post Holdings, Inc., Gtd. Notes(c)	7.375	02/15/22	10,900	11,554,000
Gtd. Notes, 144A(c)	6.000	12/15/22	9,325	9,686,344
Gtd. Notes, 144A(c)	6.750	12/01/21	3,375	3,581,719
Gtd. Notes, 144A	7.750	03/15/24	1,100	1,204,500
Gtd. Notes, 144A(c)	8.000	07/15/25	5,575	6,146,437
Smithfield Foods, Inc., Sr. Unsec’d. Notes(c)	6.625	08/15/22	2,600	2,743,000
Sr. Unsec’d. Notes, 144A	5.875	08/01/21	6,084	6,188,584
SUPERVALU, Inc., Sr. Unsec’d. Notes(c)	6.750	06/01/21	3,780	2,986,200
Sr. Unsec’d. Notes(c)	7.750	11/15/22	4,025	3,139,500
TreeHouse Foods, Inc., Gtd. Notes(c)	4.875	03/15/22	675	700,178
Gtd. Notes, 144A(c)	6.000	02/15/24	2,275	2,394,437

				103,082,861

Forest & Paper Products 0.2%
Smurfit Kappa Acquisitions (Ireland), Sr. Unsec’d. Notes, 144A	4.875	09/15/18	4,900	5,061,700
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000	12/15/19	3,975	2,563,875

				7,625,575

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Gas
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21	1,147	$1,144,133

Healthcare-Products 1.4%
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250	01/15/19	3,925	3,463,813
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500	12/15/18	6,075	6,226,875
Greatbatch Ltd., Sr. Unsec’d. Notes, 144A	9.125	11/01/23	9,950	9,676,375
Kinetic Concepts, Inc./KCI USA, Inc., Sec’d. Notes	10.500(a)	11/01/18	3,250	2,998,125
Mallinckrodt International Finance SA, Gtd. Notes	4.750	04/15/23	6,925	6,111,312
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(c)	5.500	04/15/25	1,400	1,319,500
Ortho Clinical Diagnostics, Inc., Sr. Unsec’d. Notes, 144A	6.625	05/15/22	23,225	16,722,000

				46,518,000

Healthcare-Services 6.4%
Acadia Healthcare Co., Inc., Gtd. Notes(c)	5.625	02/15/23	12,825	12,953,250
Gtd. Notes	6.125	03/15/21	2,870	2,941,750
Gtd. Notes, 144A(c)	6.500	03/01/24	3,150	3,252,375
Centene Corp., Sr. Unsec’d. Notes	4.750	05/15/22	6,075	6,120,562
Centene Escrow Corp., Sr. Unsec’d. Notes, 144A	6.125	02/15/24	1,675	1,777,594
CHS/Community Health Systems, Inc., Gtd. Notes(c)	6.875	02/01/22	21,000	18,007,500
Gtd. Notes(c)	7.125	07/15/20	8,000	7,200,000
Gtd. Notes(c)	8.000	11/15/19	13,577	12,830,265
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250	02/15/21	4,250	4,494,375
HCA, Inc., Gtd. Notes	5.375	02/01/25	34,675	35,325,156
Gtd. Notes(c)	5.875	02/15/26	3,475	3,579,250
Gtd. Notes	7.500	11/15/95	2,700	2,605,500
Gtd. Notes	8.000	10/01/18	3,234	3,636,245
Sr. Sec’d. Notes	5.000	03/15/24	2,400	2,448,000
HealthSouth Corp., Gtd. Notes	5.125	03/15/23	1,525	1,502,125
Gtd. Notes(c)	5.750	11/01/24	2,375	2,398,750
Gtd. Notes, 144A	5.750	11/01/24	3,100	3,131,000
Kindred Healthcare, Inc., Gtd. Notes(c)	6.375	04/15/22	3,550	2,902,125
Gtd. Notes	8.000	01/15/20	5,725	5,295,625

See Notes to Financial Statements.

Prudential High Yield Fund	21

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Kindred Healthcare, Inc., (Continued)
Gtd. Notes	8.750%	01/15/23	2,175	$1,952,062
LifePoint Health, Inc., Gtd. Notes(c)	5.875	12/01/23	3,675	3,822,000
LifePoint Hospitals, Inc., Gtd. Notes(c)	5.500	12/01/21	4,200	4,336,500
MEDNAX, Inc., Gtd. Notes, 144A	5.250	12/01/23	3,275	3,393,719
Select Medical Corp., Gtd. Notes(c)	6.375	06/01/21	17,850	16,065,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375	10/01/21	5,575	5,498,344
Sr. Sec’d. Notes(c)	4.750	06/01/20	3,425	3,459,250
Sr. Sec’d. Notes	6.000	10/01/20	800	849,600
Sr. Unsec’d. Notes(c)	6.750	02/01/20	11,575	11,112,000
Sr. Unsec’d. Notes(c)	6.750	06/15/23	9,175	8,314,844
Sr. Unsec’d. Notes	8.125	04/01/22	21,190	20,832,313

				212,037,079

Holding Companies - Diversified 0.8%
Horizon Pharma Financing, Inc., Sr. Unsec’d. Notes, 144A(c)	6.625	05/01/23	9,075	7,986,000
Petsmart, Inc., Sr. Unsec’d. Notes, 144A(c)	7.125	03/15/23	17,512	17,906,020

				25,892,020

Home Builders 4.1%
Beazer Homes USA, Inc., Gtd. Notes(c)	5.750	06/15/19	7,225	5,816,125
Gtd. Notes(c)	7.250	02/01/23	4,525	3,211,945
Gtd. Notes	7.500	09/15/21	10,800	7,992,000
Gtd. Notes	9.125	05/15/19	4,250	3,793,125
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500	12/15/20	400	364,000
Sr. Unsec’d. Notes, 144A(c)	6.375	05/15/25	4,100	3,269,750
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	6,623	5,530,205
CalAtlantic Group, Inc., Gtd. Notes	6.250	12/15/21	5,975	6,228,937
D.R. Horton, Inc., Gtd. Notes	4.750	02/15/23	9,550	9,430,625
Gtd. Notes	6.500	04/15/16	100	100,338
KB Home, Gtd. Notes(c)	7.000	12/15/21	2,800	2,660,000
Gtd. Notes(c)	7.500	09/15/22	5,420	5,135,450
Gtd. Notes	7.625	05/15/23	4,725	4,417,875
Lennar Corp., Gtd. Notes	4.750	05/30/25	6,575	6,361,312

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Home Builders (cont’d.)
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	3,550	$3,434,625
Meritage Homes Corp., Gtd. Notes(c)	6.000	06/01/25	3,575	3,503,500
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26	8,375	8,469,219
Ryland Group, Inc. (The), Gtd. Notes	5.375	10/01/22	3,675	3,675,000
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	5.875	04/01/23	2,000	1,955,000
Sr. Unsec’d. Notes, 144A	6.125	04/01/25	5,750	5,635,000
Standard Pacific Corp., Gtd. Notes	5.875	11/15/24	1,752	1,835,220
Gtd. Notes(c)	8.375	01/15/21	2,700	3,078,000
Gtd. Notes	10.750	09/15/16	2,725	2,840,813
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250	04/15/21	1,000	930,000
Gtd. Notes, 144A	5.625	03/01/24	4,300	3,848,500
Gtd. Notes, 144A(c)	5.875	04/15/23	9,454	8,697,680
Toll Brothers Finance Corp., Gtd. Notes	4.000	12/31/18	600	613,500
WCI Communities, Inc., Gtd. Notes	6.875	08/15/21	9,375	9,421,875
William Lyon Homes, Inc., Gtd. Notes	7.000	08/15/22	12,444	11,386,260
Gtd. Notes	8.500	11/15/20	200	199,000

				133,834,879

Household Products/Wares 0.2%
Prestige Brands, Inc., Gtd. Notes, 144A	6.375	03/01/24	3,100	3,193,000
Spectrum Brands, Inc., Gtd. Notes	5.750	07/15/25	3,550	3,740,813
Gtd. Notes	6.375	11/15/20	255	268,706

				7,202,519

Housewares 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A(c)	6.000	10/15/23	4,050	4,212,000

Internet 0.7%
Ancestry.com, Inc., Gtd. Notes	11.000	12/15/20	7,625	8,025,312
Blue Coat Holdings, Inc., Sr. Unsec’d. Notes, 144A(c)	8.375	06/01/23	13,964	13,824,360
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(c)	6.375	05/15/25	2,730	2,607,150

				24,456,822

Iron/Steel 0.4%
AK Steel Corp., Gtd. Notes(d)	7.625	10/01/21	3,800	2,033,000

See Notes to Financial Statements.

Prudential High Yield Fund	23

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Iron/Steel (cont’d.)
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A (original cost $12,981,063; purchased 04/07/14 - 07/11/14)(c)(d)(e)	6.375%	05/01/22	12,900	$10,965,000
United States Steel Corp., Sr. Unsec’d. Notes(c)	7.000	02/01/18	2,000	1,580,000

				14,578,000

Leisure Time 0.6%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $3,100,000; purchased 05/09/12)(d)(e)	6.875	06/15/19	3,100	3,100,000
ClubCorp Club Operations, Inc., Gtd. Notes, 144A	8.250	12/15/23	6,200	5,735,000
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250	03/15/18	2,300	2,455,250
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $3,050,000; purchased 05/05/15)(d)(e)	6.250	05/15/25	3,050	2,577,250
Sr. Unsec’d. Notes, 144A (original cost $6,734,250; purchased 07/17/14)(d)(e)	8.500	10/15/22	6,150	5,704,125

				19,571,625

Lodging 3.1%
Boyd Gaming Corp., Gtd. Notes(c)	6.875	05/15/23	20,954	21,530,235
Gtd. Notes	9.000	07/01/20	7,191	7,586,505
FelCor Lodging LP, Gtd. Notes(c)	6.000	06/01/25	6,000	6,150,000
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500	12/01/21	12,725	12,152,375
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	5.625	10/15/21	6,800	7,055,000
Interval Acquisition Corp., Gtd. Notes, 144A(c)	5.625	04/15/23	6,000	5,895,000
MGM Resorts International, Gtd. Notes(c)	5.250	03/31/20	3,500	3,570,000
Gtd. Notes(c)	6.625	12/15/21	14,511	15,417,937
Gtd. Notes(c)	6.750	10/01/20	380	406,600
Gtd. Notes	7.625	01/15/17	1,500	1,561,875
Gtd. Notes	8.625	02/01/19	670	758,775
Station Casinos LLC, Gtd. Notes	7.500	03/01/21	5,465	5,704,094
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $16,302,133; purchased 05/16/13 - 01/22/16)(d)(e)	6.375	06/01/21	16,767	15,593,310

				103,381,706

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Machinery-Construction & Mining 0.4%
Terex Corp., Gtd. Notes(c)	6.000%	05/15/21	7,000	$6,615,000
Gtd. Notes	6.500	04/01/20	4,225	4,013,750
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A(c)	9.750	02/01/19	8,100	2,774,250

				13,403,000

Machinery-Diversified 0.8%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500	06/15/23	4,400	4,422,000
Case New Holland, Inc., Gtd. Notes	7.875	12/01/17	4,335	4,618,942
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $7,683,750; purchased 04/08/13 - 02/26/16)(d)(e)	8.750	12/15/19	7,500	6,956,250
CNH Industrial Capital LLC, Gtd. Notes(c)	3.625	04/15/18	3,027	2,996,730
Manitowoc Co., Inc. (The), Gtd. Notes(c)	5.875	10/15/22	2,450	2,704,800
Manitowoc Foodservice, Inc., Sr. Unsec’d. Notes, 144A	9.500	02/15/24	2,925	3,082,219

				24,780,941

Media 6.8%
Altice Finco SA (Luxembourg), Gtd. Notes, 144A	7.625	02/15/25	1,025	955,813
Altice SA (Luxembourg), Gtd. Notes, 144A(c)	7.625	02/15/25	6,025	5,512,875
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375	07/15/23	9,125	9,239,062
Altice US Finance II Corp., Sr. Sec’d. Notes, 144A(c)	7.750	07/15/25	3,900	3,636,750
Altice US Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.750	07/15/25	10,450	9,692,375
AMC Networks, Inc., Gtd. Notes	7.750	07/15/21	2,808	2,969,460
Belo Corp., Sr. Unsec’d. Notes	7.750	06/01/27	2,795	2,920,775
Cable One, Inc., Gtd. Notes, 144A	5.750	06/15/22	4,075	4,085,187
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750	04/15/18	3,955	4,063,762
Sr. Unsec’d. Notes	8.625	09/15/17	16,975	18,044,425
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250	03/15/21	620	644,800
Gtd. Notes	5.250	09/30/22	500	505,625
Gtd. Notes(c)	5.750	09/01/23	4,729	4,799,935
Gtd. Notes, 144A	5.125	05/01/23	2,650	2,630,125
Gtd. Notes, 144A	5.375	05/01/25	3,150	3,118,500
Gtd. Notes, 144A(c)	5.875	04/01/24	3,975	4,059,469
Gtd. Notes, 144A	5.875	05/01/27	23,017	23,017,000

See Notes to Financial Statements.

Prudential High Yield Fund	25

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media (cont’d.)
CCOH Safari LLC, Sr. Unsec’d. Notes, 144A(c)	5.750%	02/15/26	3,600	$3,609,468
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(c)	5.125	12/15/21	8,960	8,220,800
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	10,090	9,257,575
Sr. Unsec’d. Notes, 144A	6.375	09/15/20	7,440	7,281,900
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500	11/15/22	3,069	2,785,118
Series A, Gtd. Notes	7.625	03/15/20	2,275	1,851,281
Series B, Gtd. Notes(c)	6.500	11/15/22	3,074	2,981,780
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625	07/15/18	875	931,875
DISH DBS Corp., Gtd. Notes(c)	5.875	07/15/22	3,075	2,944,313
Gtd. Notes(c)	5.875	11/15/24	4,025	3,616,664
Entercom Radio LLC, Gtd. Notes	10.500	12/01/19	4,155	4,269,262
Gannett Co., Inc., Gtd. Notes, 144A	5.500	09/15/24	2,250	2,306,250
Gray Television, Inc., Gtd. Notes(c)	7.500	10/01/20	7,300	7,674,125
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30	2,000	1,970,000
LIN Television Corp., Gtd. Notes	6.375	01/15/21	1,900	1,978,375
Mediacom Broadband LLC/Mediacom Broadband Corp., Gtd. Notes	5.500	04/15/21	7,094	6,845,710
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	8,250	8,394,375
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(c)	5.000	04/15/22	2,925	2,961,563
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	10,266	10,650,975
Sinclair Television Group, Inc., Gtd. Notes(c)	5.375	04/01/21	5,050	5,119,437
Gtd. Notes(c)	6.125	10/01/22	2,775	2,858,250
Gtd. Notes, 144A(c)	5.625	08/01/24	2,000	1,995,000
Tribune Media Co., Gtd. Notes, 144A(c)	5.875	07/15/22	7,375	7,375,000
Unitymedia KabelBW GmbH (Germany), Sr. Sec’d. Notes, 144A	6.125	01/15/25	3,875	3,991,250
Univision Communications, Inc., Gtd. Notes, 144A (original cost $10,879,720; purchased 01/07/16 - 02/17/16)(d)(e)	8.500	05/15/21	11,037	11,092,185
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(c)	5.375	01/15/25	500	495,000
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250	11/15/21	630	667,013

				224,020,482

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Mining 1.1%
Alcoa, Inc., Sr. Unsec’d. Notes(c)	5.125%	10/01/24	7,500	$6,778,125
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750	04/01/20	1,400	1,186,500
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125	12/15/20	1,870	1,563,787
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(c)	7.000	02/15/21	2,581	1,329,215
Gtd. Notes, 144A(c)	7.250	05/15/22	650	321,750
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500	11/01/20	5,950	5,265,750
Sr. Unsec’d. Notes, 144A	7.875	11/01/22	3,000	2,460,000
New Gold, Inc. (Canada), Gtd. Notes, 144A(c)	7.000	04/15/20	4,445	3,728,244
Sr. Unsec’d. Notes, 144A	6.250	11/15/22	5,950	4,239,375
Teck Resources Ltd. (Canada), Gtd. Notes(c)	3.150	01/15/17	9,591	9,255,315

				36,128,061

Miscellaneous Manufacturing 0.8%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	5.750	03/15/22	1,413	989,100
Sr. Unsec’d. Notes, 144A(c)	6.000	10/15/22	2,550	1,797,750
Sr. Unsec’d. Notes, 144A	6.125	01/15/23	1,832	1,282,400
EnPro Industries, Inc., Gtd. Notes	5.875	09/15/22	4,575	4,449,187
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A (original cost $9,700,000; purchased 06/12/14)(c)(d)(e)	6.000	07/15/22	9,700	7,214,375
Koppers, Inc., Gtd. Notes	7.875	12/01/19	9,259	9,120,115

				24,852,927

Office & Business Equipment 0.3%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500	12/01/24	10,085	10,412,763

Oil & Gas 3.3%
Bonanza Creek Energy, Inc., Gtd. Notes(d)	5.750	02/01/23	2,625	656,250
Gtd. Notes(c)	6.750	04/15/21	3,775	1,123,063
California Resources Corp., Gtd. Notes	5.500	09/15/21	701	94,635
Gtd. Notes(c)	6.000	11/15/24	4,321	561,730
Sec’d. Notes, 144A	8.000	12/15/22	13,462	3,365,500
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(c)	10.750	02/15/20	9,600	8,736,000
Concho Resources, Inc., Gtd. Notes	6.500	01/15/22	500	480,000

See Notes to Financial Statements.

Prudential High Yield Fund	27

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	5,395	$4,585,750
Sr. Unsec’d. Notes, 144A	8.125	09/15/23	2,450	2,082,500
Halcon Resources Corp., Sec’d. Notes, 144A(c)	8.625	02/01/20	3,950	2,182,375
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $9,450,000; purchased 05/20/15)(d)(e)	5.750	10/01/25	9,450	6,426,000
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A (original cost $6,083,618; purchased 09/11/14)(c)(d)(e)	8.500	10/01/22	6,350	2,063,750
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes	7.750	02/01/21	2,119	82,111
Sec’d. Notes, 144A	12.000	12/15/20	8,025	892,781
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500	03/15/21	11,150	5,379,875
Memorial Resource Development Corp., Gtd. Notes(c)	5.875	07/01/22	7,225	4,913,000
Murphy Oil USA, Inc., Gtd. Notes	6.000	08/15/23	1,975	2,019,438
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375	01/01/26	6,025	5,211,625
Sr. Unsec’d. Notes	5.750	01/30/22	1,906	1,786,875
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375(a)	01/26/19	5,000	575,000
Parker Drilling Co., Gtd. Notes	7.500	08/01/20	2,000	1,400,000
Precision Drilling Corp. (Canada), Gtd. Notes(c)	6.500	12/15/21	1,875	1,209,375
Gtd. Notes	6.625	11/15/20	2,000	1,330,000
QEP Resources, Inc., Sr. Unsec’d. Notes(c)	5.250	05/01/23	2,550	1,785,000
Sr. Unsec’d. Notes(c)	5.375	10/01/22	2,300	1,564,000
Range Resources Corp., Gtd. Notes(c)	5.000	08/15/22	3,182	2,656,970
Gtd. Notes(c)	5.000	03/15/23	1,450	1,210,750
Rice Energy, Inc., Gtd. Notes	7.250	05/01/23	5,800	4,640,000
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes(c)(d)	6.500	07/15/22	1,800	27,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500	08/01/20	4,025	3,843,875
Gtd. Notes, 144A(c)	6.375	04/01/23	8,925	8,478,750
Triangle USA Petroleum Corp., Sr. Unsec’d. Notes, 144A	6.750	07/15/22	5,170	775,500
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000	11/01/20	7,150	4,611,750
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500	02/15/23	6,000	5,100,000
Western Refining, Inc., Gtd. Notes	6.250	04/01/21	10,650	8,520,000

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
WPX Energy, Inc., Sr. Unsec’d. Notes(c)	6.000%	01/15/22	9,733	$5,572,142
Sr. Unsec’d. Notes(c)	8.250	08/01/23	4,925	3,053,500

				108,996,870

Oil & Gas Services 0.3%
Bristow Group, Inc., Gtd. Notes	6.250	10/15/22	3,100	1,751,500
CGG SA (France), Gtd. Notes(d)	6.500	06/01/21	2,200	742,500
Gtd. Notes(d)	6.875	01/15/22	1,465	505,425
CSI Compressco LP/Compressco Finance, Inc., Gtd. Notes(d)	7.250	08/15/22	5,875	3,348,750
PHI, Inc., Gtd. Notes	5.250	03/15/19	3,525	2,890,500
SESI LLC, Gtd. Notes	6.375	05/01/19	1,148	783,510

				10,022,185

Packaging & Containers 3.0%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250	04/15/19	4,400	4,488,000
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(c)	8.625	06/15/19	9,259	8,634,099
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	9.125	10/15/20	3,015	3,112,988
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(c)	6.000	06/30/21	1,725	1,578,375
Gtd. Notes, 144A(c)	6.250	01/31/19	2,825	2,761,438
Gtd. Notes, 144A	6.750	01/31/21	1,485	1,394,044
Gtd. Notes, 144A	9.125	10/15/20	17,650	18,201,562
Sr. Unsec’d. Notes, 144A	7.000	11/15/20	993	923,162
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Gtd. Notes, 144A	6.000	06/15/17	5,310	5,290,087
Coveris Holdings SA, Gtd. Notes, 144A	7.875	11/01/19	9,375	7,453,125
Greif, Inc., Sr. Unsec’d. Notes	6.750	02/01/17	3,200	3,304,000
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(c)	5.875	08/15/23	1,800	1,854,000
Gtd. Notes, 144A(c)	6.375	08/15/25	1,275	1,310,063
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500	08/15/19	6,805	5,733,212
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $11,552,105; purchased 09/25/13 -11/04/15)(d)(e)	6.500	10/01/21	11,629	11,163,840

See Notes to Financial Statements.

Prudential High Yield Fund	29

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
Reynolds Group Issuer, Inc., Gtd. Notes	9.875%	08/15/19	12,585	$12,962,550
Sr. Sec’d. Notes(c)	5.750	10/15/20	520	534,300
Sr. Sec’d. Notes(c)	6.875	02/15/21	725	750,375
Sealed Air Corp., Gtd. Notes, 144A	4.875	12/01/22	3,225	3,321,750
Gtd. Notes, 144A	5.250	04/01/23	3,025	3,153,562
Gtd. Notes, 144A	6.500	12/01/20	620	694,400

				98,618,932

Pharmaceuticals 1.7%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000	05/15/19	6,475	6,483,094
Endo Finance LLC, Gtd. Notes, 144A(c)	5.750	01/15/22	5,550	5,605,500
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A	6.000	02/01/25	2,950	2,935,250
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250	04/01/22	4,450	4,600,187
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	5.500	03/01/23	3,400	2,830,500
Gtd. Notes, 144A	5.625	12/01/21	1,750	1,497,335
Gtd. Notes, 144A(c)	5.875	05/15/23	3,750	3,164,063
Gtd. Notes, 144A(c)	7.500	07/15/21	3,975	3,746,438
Sr. Unsec’d. Notes, 144A(c)	6.125	04/15/25	17,140	14,386,887
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375	03/01/24	10,750	11,368,125

				56,617,379

Pipelines 1.6%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes(c)	6.000	12/15/20	2,750	1,986,875
Gtd. Notes, 144A	6.250	04/01/23	4,700	3,337,000
Energy Transfer Equity LP, Sr. Sec’d. Notes(c)	7.500	10/15/20	3,650	3,339,750
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000	05/15/23	7,900	6,083,000
Gtd. Notes(c)	6.750	08/01/22	5,575	4,655,125
MPLX LP, Gtd. Notes, 144A(c)	4.875	12/01/24	3,625	2,961,498
Gtd. Notes, 144A	4.875	06/01/25	2,375	1,937,397
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500	04/15/23	3,400	2,856,000
Gtd. Notes	5.750	09/01/20	4,125	3,791,824
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $3,594,625; purchased 02/21/14 - 02/25/14)(d)(e)	5.625	04/15/20	3,725	3,320,372

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Rockies Express Pipeline LLC, (Continued)
Sr. Unsec’d. Notes, 144A (original cost $5,469,688; purchased 01/10/13 - 06/13/13)(c)(d)(e)	6.000%	01/15/19	5,525	$5,165,875
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes	5.625	11/15/23	1,400	773,500
Targa Resources Partners LP, Gtd. Notes(c)	6.875	02/01/21	1,293	1,124,910
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(c)	6.750	03/15/24	4,900	4,152,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875	10/01/20	2,650	2,491,000
Gtd. Notes	6.125	10/15/21	3,050	2,806,000
Gtd. Notes, 144A(c)	6.250	10/15/22	2,475	2,277,000

				53,059,876

Real Estate 0.4%
CBRE Services, Inc., Gtd. Notes	5.000	03/15/23	7,575	7,599,588
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $6,000,000; purchased 11/10/14)(d)(e)	8.250	12/01/22	6,000	6,195,000

				13,794,588

Real Estate Investment Trusts (REITs) 1.2%
DuPont Fabros Technology LP, Gtd. Notes	5.875	09/15/21	3,450	3,588,000
Equinix, Inc., Sr. Unsec’d. Notes	5.875	01/15/26	5,400	5,643,000
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500	05/01/24	3,275	3,176,750
Gtd. Notes	6.375	03/01/24	4,250	4,356,250
Gtd. Notes	6.875	05/01/21	1,475	1,537,688
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000	04/15/21	3,550	3,567,750
Gtd. Notes	5.000	04/15/23	4,907	4,894,732
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375	06/01/23	4,825	4,803,288
Gtd. Notes	5.500	02/01/21	1,600	1,619,520
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750	12/15/21	5,475	6,006,967

				39,193,945

Retail 4.6%
AmeriGas Finance LLC, Gtd. Notes(c)	7.000	05/20/22	6,175	6,337,094
BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A(c)	6.000	04/01/22	7,125	7,427,812
Caleres, Inc., Gtd. Notes	6.250	08/15/23	5,754	5,696,460
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	10,350	8,823,375

See Notes to Financial Statements.

Prudential High Yield Fund	31

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Retail (cont’d.)
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A	6.125%	03/15/20	3,675	$1,800,750
Sr. Sec’d. Notes, 144A(c)	9.000	03/15/19	8,225	4,708,813
CST Brands, Inc., Gtd. Notes(c)	5.000	05/01/23	2,150	2,128,500
Dollar Tree, Inc., Sr. Sec’d. Notes, 144A(c)	5.750	03/01/23	7,805	8,302,569
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500	10/15/20	10,025	10,451,062
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes, 144A	6.750	06/15/23	3,075	2,206,313
Sr. Unsec’d. Notes(c)	6.500	05/01/21	4,275	3,270,375
Sr. Unsec’d. Notes	6.750	01/15/22	6,064	4,366,080
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20	3,430	2,984,100
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $5,807,210; purchased 06/06/13 - 01/03/14)(d)(e)	9.250	06/15/21	5,800	5,336,000
L Brands, Inc., Gtd. Notes(c)	5.625	02/15/22	5,675	6,096,369
Landry’s, Inc., Gtd. Notes, 144A (original cost $10,932,069; purchased 04/19/12 - 02/10/15)(d)(e)	9.375	05/01/20	10,590	11,093,025
Neiman Marcus Group Ltd., Inc., Gtd. Notes, 144A(c)	8.000	10/15/21	29,028	20,461,837
PVH Corp., Sr. Unsec’d. Notes(c)	4.500	12/15/22	1,600	1,608,000
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	14,025	14,971,687
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(c)	5.625	12/01/25	4,990	5,189,600
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.500	06/01/24	5,725	4,866,250
Sr. Unsec’d. Notes(c)	7.375	08/01/21	2,224	2,179,520
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $5,850,000; purchased 05/29/15)(c)(d)(e)	8.000	06/15/22	5,850	5,572,125
Wok Acquisition Corp., Gtd. Notes, 144A(c)	10.250	06/30/20	8,630	7,357,075

				153,234,791

Semiconductors 1.8%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000	01/15/22	5,430	5,762,588
Micron Technology, Inc.,
Sr. Unsec’d. Notes	5.500	02/01/25	3,575	3,003,000
Sr. Unsec’d. Notes, 144A(c)	5.250	08/01/23	11,900	10,174,500
Sr. Unsec’d. Notes, 144A	5.250	01/15/24	2,000	1,680,000
Sr. Unsec’d. Notes, 144A	5.625	01/15/26	11,975	9,699,750
Microsemi Corp., 144A	9.125	04/15/23	2,475	2,617,313
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A(c)	4.625	06/15/22	6,125	6,109,687
Gtd. Notes, 144A(c)	5.750	02/15/21	3,635	3,780,400

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Semiconductors (cont’d.)
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A(c)	4.875%	10/15/23	6,075	$5,999,062
Gtd. Notes, 144A	5.000	10/01/25	2,000	1,965,000
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A(c)	6.250	02/15/26	6,870	7,265,025

				58,056,325

Software 4.6%
Audatex North America, Inc.,
Gtd. Notes, 144A	6.000	06/15/21	13,350	13,483,500
Gtd. Notes, 144A	6.125	11/01/23	3,880	3,918,800
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(c)	8.125	07/15/21	25,140	15,963,900
Boxer Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(c)	9.000	10/15/19	12,060	6,301,350
Emdeon, Inc., Gtd. Notes	11.000	12/31/19	13,445	13,781,125
First Data Corp.,
Gtd. Notes, 144A(c)	7.000	12/01/23	39,575	39,575,000
Sec’d. Notes, 144A(c)	5.750	01/15/24	10,425	10,490,156
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $13,966,984; purchased 04/03/14 - 10/05/15)(c)(d)(e)	7.125	05/01/21	14,829	10,417,373
Infor US, Inc., Gtd. Notes, 144A (original cost $13,517,750; purchased 03/18/15 - 08/18/15)(d)(e)	6.500	05/15/22	13,500	11,711,250
Italics Merger Sub., Inc., Sr. Unsec’d. Notes, 144A(c)	7.125	07/15/23	8,900	8,188,000
Nuance Communications, Inc., Gtd. Notes, 144A(c)	5.375	08/15/20	9,830	10,051,175
Solera LLC/Solera Finance, Inc., Sr. Unsec’d. Notes, 144A	10.500	03/01/24	6,450	6,127,500

				150,009,129

Telecommunications 5.9%
Avaya, Inc., Sec’d. Notes, 144A(d)	10.500	03/01/21	14,305	3,647,775
CenturyLink, Inc.,
Sr. Unsec’d. Notes(c)	5.625	04/01/20	700	708,750
Sr. Unsec’d. Notes	6.875	01/15/28	4,700	3,701,250
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(c)	6.625	06/01/20	22,040	22,480,800
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A(c)	6.000	06/15/25	9,552	9,456,480
CommScope, Inc., Gtd. Notes, 144A	5.500	06/15/24	3,925	3,807,250
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375	11/15/22	6,500	6,597,500
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A	7.125	04/01/22	780	557,700

See Notes to Financial Statements.

Prudential High Yield Fund	33

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Digicel Group Ltd. (Jamaica), (Continued)
Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	5,600	$4,368,000
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	6,445	5,494,362
Frontier Communications Corp.,
Sr. Unsec’d. Notes(c)	6.250	09/15/21	1,475	1,307,219
Sr. Unsec’d. Notes	7.125	01/15/23	1,981	1,722,856
Sr. Unsec’d. Notes	8.500	04/15/20	450	457,875
Sr. Unsec’d. Notes	8.750	04/15/22	3,750	3,515,625
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A(c)	4.875	05/15/22	2,210	2,165,800
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(c)	5.500	08/01/23	12,750	8,287,500
Gtd. Notes	7.250	10/15/20	4,600	3,174,000
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes	7.750	06/01/21	4,110	1,233,000
Gtd. Notes	8.125	06/01/23	12,075	3,682,875
Presidio Holdings, Inc., Sr. Unsec’d. Notes, 144A	10.250	02/15/23	5,225	4,833,125
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	17,010	12,332,250
Gtd. Notes	6.900	05/01/19	11,060	9,428,650
Sprint Communications, Inc., Gtd. Notes, 144A(c)	7.000	03/01/20	1,313	1,290,023
Gtd. Notes, 144A(c)	9.000	11/15/18	2,265	2,351,296
Sprint Corp.,
Gtd. Notes(c)	7.125	06/15/24	6,990	4,980,375
Gtd. Notes	7.625	02/15/25	11,993	8,574,995
Gtd. Notes(c)	7.875	09/15/23	3,890	2,878,600
T-Mobile USA, Inc.,
Gtd. Notes	6.375	03/01/25	7,375	7,448,750
Gtd. Notes	6.500	01/15/26	12,800	12,971,136
Gtd. Notes	6.633	04/28/21	5,900	6,165,500
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A(c)	5.303	05/30/24	7,400	7,178,000
West Corp., Gtd. Notes, 144A	5.375	07/15/22	6,025	5,392,375
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A	7.375	04/23/21	13,800	12,696,000
Sr. Sec’d. Notes, 144A(c)	6.500	04/30/20	3,300	3,341,250
Windstream Holdings, Inc.,
Gtd. Notes(c)	6.375	08/01/23	6,725	4,875,625
Gtd. Notes(c)	7.500	04/01/23	3,405	2,572,512

				195,677,079

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Textiles 0.6%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	20,336	$20,081,800

Transportation 0.8%
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875	04/01/20	3,175	1,651,000
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375	01/15/22	6,100	1,952,000
OPE KAG Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	7.875	07/31/23	4,525	4,389,250
XPO Logistics, Inc., Gtd. Notes, 144A(c)	6.500	06/15/22	12,550	11,875,437
Sr. Unsec’d. Notes, 144A(c)	7.875	09/01/19	4,950	5,110,875

				24,978,562

TOTAL CORPORATE BONDS (cost $3,379,005,039)				3,031,594,239

			Shares
COMMON STOCKS
DEX Media, Inc.*(d)			29,839	916
Newell Recovery LLC (original cost $23,194; purchased 08/22/12)*(b)(d)(e)			100	1,083
Newell Recycling Southeast LLC (original cost $23,194; purchased 08/22/12)*(b)(d)(e)			100	1,083
WKI Holding Co., Inc.*(b)(d)			6,031	257,403

TOTAL COMMON STOCKS (cost $17,415,564)				260,485

PREFERRED STOCKS 0.3%

Banking 0.2%
Citigroup Capital XIII, (Capital security, fixed to floating preferred), 6.692%(a)			153,000	3,904,560
Goldman Sachs Group, Inc. (The) Series K, (fixed to floating preferred), 6.375%(a)(d)			87,000	2,312,460

				6,217,020

Building Materials & Construction
New Millennium Homes LLC (original cost $0; purchased 05/27/98)*(b)(d)(e)			2,000	100,000

Cable
Adelphia Communications Corp. (Class A Stock)*(b)(f)			20,000	20

See Notes to Financial Statements.

Prudential High Yield Fund	35

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Shares	Value (Note 1)
PREFERRED STOCKS (Continued)

Electric 0.1%
Dynegy, Inc. Series A, (fixed to floating preferred), 5.375%(a)(d)	95,877	$3,599,222

TOTAL PREFERRED STOCKS (cost $10,909,960)		9,916,262

	Units
WARRANTS*

Chemicals
Hercules, Inc., expiring 03/31/29(d)	230	2,026

Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17(b)(d)	6,854	69

TOTAL WARRANTS (cost $0)		2,095

TOTAL LONG-TERM INVESTMENTS (cost $3,493,273,892)		3,112,425,549

	Shares

SHORT-TERM INVESTMENTS 27.4%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $464,651)(g)	47,842	443,495
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $904,707,687; includes $751,001,964 of cash collateral for securities on loan)(g)(h)	904,707,687	904,707,687

TOTAL SHORT-TERM INVESTMENTS (cost $905,172,338)(Note 3)		905,151,182

TOTAL INVESTMENTS 121.8% (cost $4,398,446,230)(Note 5)		4,017,576,731
Liabilities in excess of other assets(i) (21.8)%		(718,907,793)

NET ASSETS 100.0%		$3,298,668,938

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CLO—Collateralized Loan Obligation

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

See Notes to Financial Statements.

36

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2016.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,593,724 and 0.08% of net assets.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $739,083,377; cash collateral of $751,001,964 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $274,617,227. The aggregate value, $234,656,257, is approximately 7.1% of net assets.
(f)	Represents issuer in default on interest payments. Non-income producing security.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Futures contracts outstanding at February 29, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 29, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
125	2 Year U.S. Treasury Notes	Mar. 2016	$27,189,631	$27,322,266	$132,635
281	2 Year U.S. Treasury Notes	Jun. 2016	61,458,733	61,411,671	(47,062)
915	5 Year U.S. Treasury Notes	Jun. 2016	110,767,749	110,700,703	(67,046)
85	U.S. Long Bonds	Jun. 2016	14,051,059	13,985,156	(65,903)

					(47,376)

	Short Position:
267	10 Year U.S. Treasury Notes	Jun. 2016	34,853,511	34,847,672	5,839

					$(41,537)

(1)	Cash of $1,550,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at February 29, 2016.

Credit default swap agreements outstanding at February 29, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at February 29, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on corporate issues—Sell Protection(1):
NRG Energy, Inc.	03/20/16	4.100%	1,850	0.867%	$18,487	$—	$18,487	Goldman Sachs & Co.

See Notes to Financial Statements.

Prudential High Yield Fund	37

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of the emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$4,781,514	$—
Bank Loans	—	64,164,704	1,706,250
Corporate Bonds	—	3,031,066,423	527,816
Common Stocks	916	—	259,569
Preferred Stocks	9,816,242	—	100,020
Warrants	—	2,026	69
Affiliated Mutual Funds	905,151,182	—	—

See Notes to Financial Statements.

38

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$(41,537)	$—	$—
OTC Credit Default Swap Agreements	—	18,487	—

Total	$914,926,803	$3,100,033,154	$2,593,724

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2016 were as follows:

Affiliated Mutual Funds (including 22.8% of collateral for securities on loan)	27.4%
Media	6.8
Healthcare-Services	6.4
Telecommunications	5.9
Electric	5.6
Software	4.9
Retail	4.6
Chemicals	4.2
Entertainment	4.1
Home Builders	4.1
Commercial Services	3.5
Banks	3.3
Oil & Gas	3.3
Lodging	3.2
Food	3.1
Packaging & Containers	3.0
Diversified Financial Services	2.4
Auto Parts & Equipment	2.3
Semiconductors	1.8
Pharmaceuticals	1.7
Building Materials	1.7
Pipelines	1.6
Healthcare-Products	1.4
Real Estate Investment Trusts (REITs)	1.2
Mining	1.1
Distribution/Wholesale	1.1
Holding Companies - Diversified	0.8
Aerospace & Defense	0.8
Transportation	0.8
Miscellaneous Manufacturing	0.8
Machinery-Diversified	0.8%
Internet	0.7
Technology	0.7
Textiles	0.6
Leisure Time	0.6
Electrical Components & Equipment	0.5
Environmental Control	0.5
Iron/Steel	0.4
Real Estate	0.4
Machinery-Construction & Mining	0.4
Advertising	0.4
Office & Business Equipment	0.3
Oil & Gas Services	0.3
Engineering & Construction	0.3
Beverages	0.2
Forest & Paper Products	0.2
Gaming	0.2
Household Products/Wares	0.2
Banking	0.2
Auto Manufacturers	0.2
Collateralized Loan Obligations	0.2
Apparel	0.1
Housewares	0.1
Capital Goods	0.1
Retailers	0.1
Agriculture	0.1
Cosmetics & Personal Care	0.1

121.8
Liabilities in excess of other assets	(21.8)

100.0%

See Notes to Financial Statements.

Prudential High Yield Fund	39

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$18,487		—	$—
Equity contracts	Unaffiliated investments	2,095		—	—
Interest rate contracts	Due to/from broker—variation margin futures	138,474	*	Due to/from broker—variation margin futures	180,011	*

Total		$159,056			$180,011

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Futures	Swaps	Total
Credit contracts		$—	$503,355	$503,355
Interest rate contracts		1,934,983	—	1,934,983

Total		$1,934,983	$503,355	$2,438,338

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Futures	Swaps	Total
Credit contracts	$—	$—	$(357,426)	$(357,426)
Equity contracts	(2,777)	—	—	(2,777)
Interest rate contracts	—	(41,537)	—	(41,537)

Total	$(2,777)	$(41,537)	$(357,426)	$(401,740)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

40

For the six months ended February 29, 2016, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Credit Default Swap Agreements— Sell Protection(2)
$71,155,724	$11,617,837	$11,550

(1)	Value at Trade Date.
(2)	Notional Amount in USD (000).

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Goldman Sachs & Co.	$18,487	$—	$(150,000)	$—

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Goldman Sachs & Co.	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential High Yield Fund	41

Statement of Assets & Liabilities (unaudited)

as of February 29, 2016

Assets
Investments at value, including securities on loan of $739,083,377:
Unaffiliated investments (cost $3,493,273,892)	$3,112,425,549
Affiliated investments (cost $905,172,338)	905,151,182
Cash	142,054
Deposit with broker for futures	1,550,000
Dividends and interest receivable	62,715,086
Receivable for Fund shares sold	15,211,315
Receivable for investments sold	14,599,779
Due from broker—variation margin futures	88,130
Unrealized appreciation on OTC swap agreements	18,487
Prepaid expenses	16,809

Total assets	4,111,918,391

Liabilities
Payable to broker for collateral for securities on loan	751,001,964
Payable for investments purchased	47,685,402
Payable for Fund shares reacquired	10,264,688
Dividends payable	1,966,041
Management fee payable	1,077,557
Accrued expenses and other liabilities	576,415
Distribution fee payable	490,907
Affiliated transfer agent fee payable	168,118
Deferred directors’ fees	18,361

Total liabilities	813,249,453

Net Assets	$3,298,668,938

Net assets were comprised of:
Common stock, at par	$6,668,280
Paid-in capital in excess of par	3,775,132,451

3,781,800,731
Undistributed net investment income	3,730,240
Accumulated net realized loss on investment transactions	(105,969,923)
Net unrealized depreciation on investments	(380,892,110)

Net assets, February 29, 2016	$3,298,668,938

See Notes to Financial Statements.

42

Class A
Net asset value and redemption price per share ($1,091,780,604 ÷ 220,917,938 shares of common stock issued and outstanding)	$4.94
Maximum sales charge (4.50% of offering price)	0.23

Maximum offering price to public	$5.17

Class B
Net asset value, offering price and redemption price per share
($181,904,225 ÷ 36,849,412 shares of common stock issued and outstanding)	$4.94

Class C
Net asset value, offering price and redemption price per share
($200,497,218 ÷ 40,622,897 shares of common stock issued and outstanding)	$4.94

Class Q
Net asset value, offering price and redemption price per share
($193,481,690 ÷ 39,114,453 shares of common stock issued and outstanding)	$4.95

Class R
Net asset value, offering price and redemption price per share
($47,799,209 ÷ 9,674,434 shares of common stock issued and outstanding)	$4.94

Class Z
Net asset value, offering price and redemption price per share
($1,583,205,992 ÷ 319,648,851 shares of common stock issued and outstanding)	$4.95

See Notes to Financial Statements.

Prudential High Yield Fund	43

Statement of Operations (unaudited)

Six Months Ended February 29, 2016

Net Investment Income
Income
Interest income	$111,936,714
Affiliated income from securities lending, net	855,756
Unaffiliated dividend income	312,480
Affiliated dividend income	190,647

Total income	113,295,597

Expenses
Management fee	6,883,468
Distribution fee—Class A	1,432,558
Distribution fee—Class B	734,380
Distribution fee—Class C	1,086,377
Distribution fee—Class R	182,945
Transfer agent’s fees and expenses (including affiliated expense of $381,000)	1,942,000
Custodian and accounting fees	199,000
Registration fees	133,000
Shareholders’ reports	99,000
Directors’ fees	32,000
Insurance expenses	20,000
Legal fees and expenses	18,000
Audit fee	17,000
Miscellaneous	13,063

Total expenses	12,792,791
Less: Distribution fee waiver—Class R	(60,980)

Net expenses	12,731,811

Net investment income	100,563,786

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(11,468,383)
Futures transactions	1,934,983
Swap agreement transactions	503,355

(9,030,045)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,852))	(260,400,612)
Futures	(41,537)
Swap agreements	(357,426)

(260,799,575)

Net loss on investment transactions	(269,829,620)

Net Decrease In Net Assets Resulting From Operations	$(169,265,834)

See Notes to Financial Statements.

44

Statement of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2016	Year Ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$100,563,786	$192,921,725
Net realized loss on investment transactions	(9,030,045)	(28,948,585)
Net change in unrealized appreciation (depreciation) on investments	(260,799,575)	(212,521,741)

Net decrease in net assets resulting from operations	(169,265,834)	(48,548,601)

Dividends from net investment income (Note 1)
Class A	(36,627,671)	(79,193,882)
Class B	(5,764,056)	(13,262,634)
Class C	(6,122,356)	(13,715,297)
Class Q	(3,641,970)	(2,899,765)
Class R	(1,500,616)	(3,185,804)
Class Z	(50,340,819)	(89,227,167)

	(103,997,488)	(201,484,549)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	744,641,748	1,080,008,204
Net asset value of shares issued in reinvestment of dividends and distributions	91,083,404	173,068,158
Cost of shares reacquired	(554,173,413)	(998,762,410)

Net increase in net assets from Fund share transactions	281,551,739	254,313,952

Total increase	8,288,417	4,280,802

Net Assets:
Beginning of period	3,290,380,521	3,286,099,719

End of period(a)	$3,298,668,938	$3,290,380,521

(a) Includes undistributed net investment income of:	$3,730,240	$7,163,942

See Notes to Financial Statements.

Prudential High Yield Fund	45

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a diversified, open-end management investment company. The Company consists of two funds: Prudential High Yield Fund (the “Fund”) and Prudential Short Duration High Yield Income Fund. These financial statements relate to Prudential High Yield Fund. The Fund’s investment objective is to maximize current income. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with the Fund’s primary objective of current income.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Company and the Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

46

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential High Yield Fund	47

Notes to Financial Statements (continued)

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

48

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, the holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. The Fund may

Prudential High Yield Fund	49

Notes to Financial Statements (continued)

also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with the counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap,

50

provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations,

Prudential High Yield Fund	51

Notes to Financial Statements (continued)

agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 29, 2016, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until

52

exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Payment In Kind Securities: The Fund may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential High Yield Fund	53

Notes to Financial Statements (continued)

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc., is obligated to keep certain books and records of the Fund. PI pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM was known as Prudential Investment Management, Inc. (“PIM”).

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $250 million, .475% of the next $500 million, .45% of the next $750 million, .425% of the next $500 million, .40% of the next $500 million, .375% of the next $500 million and .35% of the Fund’s average daily net assets in excess of $3 billion. The effective management fee rate was .43% for the six months ended February 29, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution

54

fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund. Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, .75%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended February 29, 2016, PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it has received $558,936 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 29, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 29, 2016, it received $893, $160,617 and $9,759 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PGIM, Inc. and PAD are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended February 29, 2016, PGIM, Inc. has been compensated approximately $205,000 for these services. Effective February 5, 2016, PGIM is being paid no compensation for acting as securities lending agent.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as “Affiliated dividend income.” As of March 30, 2016, the Prudential Core Taxable Money Market Fund was repositioned as the Prudential Core Ultra Short Bond Fund.

Prudential High Yield Fund	55

Notes to Financial Statements (continued)

Note 4. Portfolio Securities

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the six months ended February 29, 2016, aggregated $702,238,878 and $459,025,235, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 29, 2016 were as follows:

Tax Basis	$4,408,272,695

Appreciation	28,384,960
Depreciation	(419,080,924)

Net Unrealized Depreciation	$(390,695,964)

The book basis may differ from tax basis due to certain tax related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after September 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of August 31, 2015, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$4,214,000

Pre-Enactment Losses:
Expiring 2018	$49,857,000

The Fund elected to treat post-October capital losses of approximately $34,191,000 as having been incurred in the following fiscal year (August 31, 2016).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

56

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% during the first 12 months. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 3 billion shares of common stock, $.01 par value per share, divided into 6 classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z common stock. Of the authorized shares of common stock of the Fund, 550 million shares are designated for Class A common stock, 75 million shares are designated for Class B common stock, 125 million shares are designated for Class C common stock, 500 million shares are designated for Class Q common stock, 150 million shares are designated for Class R common stock, and 500 million shares are designated for Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 29, 2016:
Shares sold	21,800,710	$112,043,724
Shares issued in reinvestment of dividends and distributions	5,967,278	30,530,418
Shares reacquired	(33,056,809)	(169,597,537)

Net increase (decrease) in shares outstanding before conversion	(5,288,821)	(27,023,395)
Shares issued upon conversion from other share class(es)	571,768	2,999,352
Shares reacquired upon conversion into other share class(es)	(802,412)	(4,083,280)

Net increase (decrease) in shares outstanding	(5,519,465)	$(28,107,323)

Year ended August 31, 2015:
Shares sold	37,784,860	$210,561,585
Shares issued in reinvestment of dividends and distributions	11,688,852	65,047,906
Shares reacquired	(53,421,960)	(297,129,188)

Net increase (decrease) in shares outstanding before conversion	(3,948,248)	(21,519,697)
Shares issued upon conversion from other share class(es)	1,587,855	8,858,501
Shares reacquired upon conversion into other share class(es)	(3,428,484)	(19,030,037)

Net increase (decrease) in shares outstanding	(5,788,877)	$(31,691,233)

Prudential High Yield Fund	57

Notes to Financial Statements (continued)

Class B	Shares	Amount
Six months ended February 29, 2016:
Shares sold	293,003	$1,493,676
Shares issued in reinvestment of dividends and distributions	924,286	4,724,642
Shares reacquired	(3,944,990)	(20,177,980)

Net increase (decrease) in shares outstanding before conversion	(2,727,701)	(13,959,662)
Shares reacquired upon conversion into other share class(es)	(519,750)	(2,738,953)

Net increase (decrease) in shares outstanding	(3,247,451)	$(16,698,615)

Year ended August 31, 2015:
Shares sold	336,735	$1,865,668
Shares issued in reinvestment of dividends and distributions	1,930,960	10,734,052
Shares reacquired	(5,665,887)	(31,465,662)

Net increase (decrease) in shares outstanding before conversion	(3,398,192)	(18,865,942)
Shares reacquired upon conversion into other share class(es)	(1,308,285)	(7,296,774)

Net increase (decrease) in shares outstanding	(4,706,477)	$(26,162,716)

Class C
Six months ended February 29, 2016:
Shares sold	4,624,949	$23,759,209
Shares issued in reinvestment of dividends and distributions	1,003,532	5,131,306
Shares reacquired	(8,831,928)	(45,073,760)

Net increase (decrease) in shares outstanding before conversion	(3,203,447)	(16,183,245)
Shares reacquired upon conversion into other share class(es)	(200,437)	(1,041,183)

Net increase (decrease) in shares outstanding	(3,403,884)	$(17,224,428)

Year ended August 31, 2015:
Shares sold	7,939,650	$44,407,132
Shares issued in reinvestment of dividends and distributions	2,039,526	11,334,398
Shares reacquired	(11,934,470)	(66,142,653)

Net increase (decrease) in shares outstanding before conversion	(1,955,294)	(10,401,123)
Shares reacquired upon conversion into other share class(es)	(623,055)	(3,474,232)

Net increase (decrease) in shares outstanding	(2,578,349)	$(13,875,355)

Class Q
Six months ended February 29, 2016:
Shares sold	30,046,938	$150,691,617
Shares issued in reinvestment of dividends and distributions	692,508	3,494,827
Shares reacquired	(2,472,783)	(12,546,701)

Net increase (decrease) in shares outstanding	28,266,663	$141,639,743

Year ended August 31, 2015:
Shares sold	11,506,894	$64,675,894
Shares issued in reinvestment of dividends and distributions	513,394	2,852,645
Shares reacquired	(4,330,479)	(23,834,537)

Net increase (decrease) in shares outstanding before conversion	7,689,809	43,694,002
Shares issued upon conversion from other share class(es)	691,850	3,881,279

Net increase (decrease) in shares outstanding	8,381,659	$47,575,281

58

Class R	Shares	Amount
Six months ended February 29, 2016:
Shares sold	1,218,243	$6,178,706
Shares issued in reinvestment of dividends and distributions	293,162	1,499,096
Shares reacquired	(1,451,964)	(7,454,669)

Net increase (decrease) in shares outstanding	59,441	$223,133

Year ended August 31, 2015:
Shares sold	2,376,252	$13,235,546
Shares issued in reinvestment of dividends and distributions	571,724	3,181,316
Shares reacquired	(3,241,718)	(18,023,267)

Net increase (decrease) in shares outstanding	(293,742)	$(1,606,405)

Class Z
Six months ended February 29, 2016:
Shares sold	88,268,415	$450,474,816
Shares issued in reinvestment of dividends and distributions	8,927,073	45,703,115
Shares reacquired	(58,571,023)	(299,322,766)

Net increase (decrease) in shares outstanding before conversion	38,624,465	196,855,165
Shares issued upon conversion from other share class(es)	999,711	5,118,955
Shares reacquired upon conversion into other share class(es)	(51,566)	(254,891)

Net increase (decrease) in shares outstanding	39,572,610	$201,719,229

Year ended August 31, 2015:
Shares sold	133,643,733	$745,262,379
Shares issued in reinvestment of dividends and distributions	14,344,007	79,917,841
Shares reacquired	(100,706,938)	(562,167,103)

Net increase (decrease) in shares outstanding before conversion	47,280,802	263,013,117
Shares issued upon conversion from other shares class(es)	3,988,510	22,189,698
Shares reacquired upon conversion into other share class(es)	(913,473)	(5,128,435)

Net increase (decrease) in shares outstanding	50,355,839	$280,074,380

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Fund had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 29, 2016.

Prudential High Yield Fund	59

Notes to Financial Statements (continued)

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

60

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 29,		Year Ended August 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.38		$5.80	$5.60	$5.59	$5.34	$5.32
Income (loss) from investment operations:
Net investment income	.16		.33	.33	.34	.37	.40
Net realized and unrealized gain (loss) on investment transactions	(.44)		(.41)	.22	.04	.27	.03
Total from investment operations	(.28)		(.08)	.55	.38	.64	.43
Less Dividends:
Dividends from net investment income	(.16)		(.34)	(.35)	(.37)	(.39)	(.41)
Capital Contributions(e):	-		-	-	-	-	-	(d)
Net asset value, end of period	$4.94		$5.38	$5.80	$5.60	$5.59	$5.34
Total Return(b):	(5.21)%		(1.39)%	10.11%	6.85%	12.55%	8.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,091,781		$1,218,179	$1,347,911	$1,327,678	$1,339,113	$1,078,117
Average net assets (000)	$1,152,314		$1,290,432	$1,355,610	$1,385,567	$1,187,666	$1,147,761
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(f)	.83%	(g)	.83%	.82%	.83%	.87%	.88%
Expenses before waivers and/or expense reimbursement(f)	.83%	(g)	.85%	.87%	.88%	.92%	.93%
Net investment income	6.18%	(g)	5.88%	5.78%	6.04%	6.75%	7.20%
Portfolio turnover rate	15%	(h)	48%	51%	55%	48%	87%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Less than $.005 per share.
(e)	The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(f)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

Prudential High Yield Fund	61

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended February 29,		Year Ended August 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.37		$5.80	$5.60	$5.59	$5.34	$5.31
Income (loss) from investment operations:
Net investment income	.15		.30	.30	.32	.34	.37
Net realized and unrealized gain (loss) on investment transactions	(.43)		(.42)	.23	.03	.28	.05
Total from investment operations	(.28)		(.12)	.53	.35	.62	.42
Less Dividends:
Dividends from net investment income	(.15)		(.31)	(.33)	(.34)	(.37)	(.39)
Capital Contributions(e):	-		-	-	-	-	-	(d)
Net asset value, end of period	$4.94		$5.37	$5.80	$5.60	$5.59	$5.34
Total Return(b):	(5.27)%		(2.06)%	9.57%	6.33%	12.00%	7.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$181,904		$215,462	$259,756	$213,714	$163,309	$115,162
Average net assets (000)	$196,903		$235,221	$239,412	$194,916	$131,650	$108,578
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.33%	(f)	1.33%	1.32%	1.33%	1.37%	1.38%
Expenses before waivers and/or expense reimbursement	1.33%	(f)	1.33%	1.32%	1.33%	1.37%	1.38%
Net investment income	5.67%	(f)	5.38%	5.27%	5.53%	6.25%	6.70%
Portfolio turnover rate	15%	(g)	48%	51%	55%	48%	87%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Less than $.005 per share.
(e)	The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

62

Class C Shares
	Six Months Ended February 29,		Year Ended August 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.37		$5.80	$5.59	$5.58	$5.33	$5.31
Income (loss) from investment operations:
Net investment income	.14		.29	.29	.30	.32	.36
Net realized and unrealized gain (loss) on investment transactions	(.43)		(.42)	.23	.04	.28	.04
Total from investment operations	(.29)		(.13)	.52	.34	.60	.40
Less Dividends:
Dividends from net investment income	(.14)		(.30)	(.31)	(.33)	(.35)	(.38)
Capital Contributions(e):	-		-	-	-	-	-	(d)
Net asset value, end of period	$4.94		$5.37	$5.80	$5.59	$5.58	$5.33
Total Return(b):	(5.38)%		(2.31)%	9.49%	6.07%	11.74%	7.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$200,497		$236,533	$270,142	$247,992	$229,715	$136,177
Average net assets (000)	$218,473		$254,515	$258,825	$260,306	$172,185	$132,854
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	1.58%	(f)	1.58%	1.57%	1.58%	1.62%	1.55%
Expenses before waivers and/or expense reimbursement	1.58%	(f)	1.58%	1.57%	1.58%	1.62%	1.63%
Net investment income	5.42%	(f)	5.13%	5.03%	5.29%	5.98%	6.52%
Portfolio turnover rate	15%	(g)	48%	51%	55%	48%	87%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Less than $.005 per share.
(e)	The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential High Yield Fund	63

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended February 29,		Year Ended August 31,			October 31, 2011(a) through August 31,
	2016		2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.39		$5.81	$5.61	$5.61	$5.41
Income from investment operations:
Net investment income	.17		.35	.35	.37	.35
Net realized and unrealized gain (loss) on investment transactions	(.44)		(.41)	.23	.02	.19
Total from investment operations	(.27)		(.06)	.58	.39	.54
Less Dividends:
Dividends from net investment income	(.17)		(.36)	(.38)	(.39)	(.34)
Net asset value, end of period	$4.95		$5.39	$5.81	$5.61	$5.61
Total Return(c):	(5.02)%		(1.01)%	10.50%	7.04%	10.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$193,482		$58,416	$14,336	$7,901	$63,914
Average net assets (000)	$105,551		$44,388	$10,563	$52,463	$48,841
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.46%	(e)	.46%	.46%	.47%	.50%	(e)
Expenses before waivers and/or expense reimbursement	.46%	(e)	.46%	.46%	.47%	.50%	(e)
Net investment income	6.75%	(e)	6.27%	6.12%	6.40%	6.97%	(e)
Portfolio turnover rate	15%	(f)	48%	51%	55%	48%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

64

Class R Shares
	Six Months Ended February 29,		Year Ended August 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$5.38		$5.80	$5.60	$5.59	$5.34	$5.32
Income (loss) from investment operations:
Net investment income	.15		.31	.32	.33	.35	.38
Net realized and unrealized gain (loss) on investment transactions	(.43)		(.40)	.22	.04	.28	.04
Total from investment operations	(.28)		(.09)	.54	.37	.63	.42
Less Dividends:
Dividends from net investment income	(.16)		(.33)	(.34)	(.36)	(.38)	(.40)
Capital Contributions(e):	-		-	-	-	-	-	(d)
Net asset value, end of period	$4.94		$5.38	$5.80	$5.60	$5.59	$5.34
Total Return(b):	(5.32)%		(1.63)%	9.84%	6.59%	12.26%	7.88%

Ratios/Supplemental Data:
Net assets, end of period (000)	$47,799		$51,716	$57,502	$50,732	$36,886	$20,630
Average net assets (000)	$49,052		$54,089	$55,379	$47,639	$27,717	$16,155
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08%	(f)	1.08%	1.07%	1.08%	1.12%	1.13%
Expenses before waivers and/or expense reimbursement	1.33%	(f)	1.33%	1.32%	1.33%	1.37%	1.38%
Net investment income	5.94%	(f)	5.63%	5.53%	5.78%	6.47%	6.93%
Portfolio turnover rate	15%	(g)	48%	51%	55%	48%	87%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Less than $.005 per share.
(e)	The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential High Yield Fund	65

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 29,		Year Ended August 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.39		$5.82	$5.62	$5.61	$5.35	$5.33
Income (loss) from investment operations:
Net investment income	.16		.34	.35	.36	.38	.42
Net realized and unrealized gain (loss) on investment transactions	(.43)		(.41)	.22	.04	.29	.03
Total from investment operations	(.27)		(.07)	.57	.40	.67	.45
Less Dividends:
Dividends from net investment income	(.17)		(.36)	(.37)	(.39)	(.41)	(.43)
Capital Contributions(e):	-		-	-	-	-	-	(d)
Net asset value, end of period	$4.95		$5.39	$5.82	$5.62	$5.61	$5.35
Total Return(b):	(5.06)%		(1.29)%	10.38%	7.13%	13.07%	8.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,583,206		$1,510,074	$1,336,453	$1,010,477	$725,367	$334,696
Average net assets (000)	$1,518,319		$1,394,662	$1,254,191	$911,701	$479,766	$304,551
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.58%	(f)	.58%	.57%	.58%	.62%	.63%
Expenses before waivers and/or expense reimbursement	.58%	(f)	.58%	.57%	.58%	.62%	.63%
Net investment income	6.45%	(f)	6.13%	6.02%	6.29%	6.97%	7.43%
Portfolio turnover rate	15%	(g)	48%	51%	55%	48%	87%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Less than $.005 per share.
(e)	The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

66

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM, Inc.	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential High Yield Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL HIGH YIELD FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PBHAX	PBHYX	PRHCX	PHYQX	JDYRX	PHYZX
CUSIP	74440Y108	74440Y207	74440Y306	74440Y884	74440Y603	74440Y801

MF110E2    0290831-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

  applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)     (1)     Code of Ethics – Not required, as this is not an annual filing.

          (2)     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

          (3)     Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications	pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 15

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 18, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	April 18, 2016